(bullet) BT INSURANCE FUNDS TRUST (bullet)


                          ----------------------------
                             EQUITY 500 INDEX FUND
                              SMALL CAP INDEX FUND
                             EAFE EQUITY INDEX FUND
                          ----------------------------

                                 ANNUAL REPORT
                                 -------------
                             DECEMBER (bullet) 1997

BT Insurance Funds Trust

Table of Contents


            Letter to Shareholders                             3

            BT Insurance Funds Trust
              Schedules of Portfolio Investments               9
              Statements of Assets and Liabilities            39
              Statements of Operations                        40
              Statements of Changes in Net Assets             41
              Financial Highlights                            42
              Notes to Financial Statements                   43
              Report of Independent Auditors                  45

BT Insurance Funds Trust

Letter to Shareholders

We are pleased to present you with this first annual report for the BT Equity 500 Index Fund, BT Small Cap Index Fund and BT EAFE(R) Equity Index Fund, providing a detailed review of the markets, the portfolios and our outlooks. Included are a complete financial summary of each Fund's operations and a listing of each Portfolio's holdings. Please note that while this report reviews the calendar year, the following are the Funds' inception dates: Equity 500 Index, October 1, 1997; the Small Cap Index, August 25, 1997; and EAFE Equity Index, August 22, 1997. Thus each Fund has not been in operation for a full year.

BT EQUITY 500 INDEX FUND

The BT Equity 500 Index Fund (the "Fund") returned 1.70% for the one month ended December 31, 1997, tightly tracking the 1.72% return of the S&P 500 Index.* Since its inception on October 1, 1997, the Fund is up 1.90% cumulatively, as of December 31, 1997.**

MARKET ACTIVITY

-------------------------------------------------------------------------------
                                    Objective

Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
-------------------------------------------------------------------------------

Large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout.

-------------------------------------------------------------------------------
                             Investment Instruments

Primarily equity securities, consisting of common stock of current S&P 500 companies.
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For example, the S&P 500 Index started the year with its strongest January performance since 1989. The large capitalization sector then eased off by March, primarily as a result of the Federal Reserve Board's hike of the Fed Funds rate that month. As technology stocks picked up mid-year, the large cap sector as a whole recovered in September and finished the third quarter better than anticipated. Then, on October 27th, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East had led to the plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad impacting domestic activity. Thus the very next day, the Dow Jones experienced its largest one-day gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy--supported by slowed growth, low unemployment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder of 1997--served as the backdrop to this short-term volatility yet strong overall performance.

For the annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed for the six months from March through September 1997, due to a resurgence in technology stocks. In contrast to both 1996 and the first half of 1997, value stocks outperformed growth stocks within the large cap sector for the 12-month period. Value also outperformed growth within the small cap sector. Overall, leading groups for the year included financial services, health care and consumer staples. The weakest performing sectors were energy, technology and basic materials, the first two of which still produced double-digit returns. There were 29 changes to the S&P 500 Index this year, which is a lower turnover than last year.

  Ten Largest Stock Holdings
  ---------------------------------------------------------
  General Electric Co.        Royal Dutch Petroleum Co.
  Coca Cola Co.               Intel Corp.
  Microsoft Corp.             Philip Morris Companies, Inc.
  Exxon Corp.                 Procter & Gamble Co.
  Merck & Company, Inc.       IBM Corp.

MANAGER OUTLOOK

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at around 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, gains in the stock market for 1998 appear to be limited. Volatility will likely continue to be high.

The current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively lower. Questions about earnings, particularly for the large multinational companies, persist, and the labor market remains tight, placing upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting on the consumer--including rising incomes and high levels of confidence--are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support to stock prices. Any correction that may occur is anticipated to be brief and mild, followed by renewed strength in the equity market.

BT Insurance Funds Trust

                    Diversification of Portfolio Investments
                       By Sector as of December 31, 1997
                    (percentages are based on market value)

                    [Plot points for pie chart appear below]

Foods                              3%
Office Equipment and Computers     3%
Beverages                          3%
Computer Software                  3%
Insurance                          4%
Electronics                        4%
Telecom-
munications                        4%
Retail                             4%
Electrical Equipment               5%
Financial Services                 5%
U.S. Treasury Bills                6%
Hospital Supplies and Health Care  3%
Chemicals and Toxic Waste          3%
Other*                            19%
Oil Related                        8%
Banks                              8%
Utilities                          8%
Drugs                              7%

*Consists of industries less than 3%



Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the BT Equity 500 Index Fund and the S&P 500 Index since October 1, 1997.

--------------------------------------------------------------------------------
                                  Total Return
                            Ended December 31, 1997

                                 Since 10/1/97*
                                     1.90%

*  The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.
--------------------------------------------------------------------------------

                      [Plot points for graph appear below]


BT Equity 500 Index Fund - $10,190

S&P 500 Index - $10,189

          BT Equity 500      S & P 500
           Index Fund          Index
          -------------      ---------
10/97        $10,000          $10,000
12/97         10,190           10,189

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------------------------------------------------------------------
                                    Objective

Seeks to replicate as closely as possible (before deduction of expenses of the Fund and Portfolio) the total return of the Russell 2000 Index.
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BT SMALL CAP INDEX FUND

The BT Small Cap Index Fund (the "Fund") returned 1.55% for the one month ended December 31, 1997, tracking the 1.75% return of the Russell 2000 Index.* The Fund returned (3.31)% for the three months ended December 31, 1997, again tracking the (3.35)% return of the Russell 2000 Index for the quarter. Since its inception on August 25, 1997, the Fund is up 5.10% cumulatively, as of December 31, 1997.** The Russell 2000 Index is an unmanaged index that measures small capitalization equities.###

--------------------------------------------------------------------------------
                             Investment Instruments

Primarily equity securities, consisting of common stock of current Russell 2000 companies.
--------------------------------------------------------------------------------

MARKET ACTIVITY

Small capitalization equities had a tumultuous 1997. The Russell 2000 Index started the year with the strongest January performance it had seen since 1994. However, primarily due to ongoing weakness in technology stocks, volatility dominated for the rest of the first quarter, and small cap stocks lagged the large capitalization sector. The Federal Reserve Board's hike of the Fed Funds rate late in March also contributed to this weak period. Then, with the Federal Reserve Board on hold, the economic scenario favorable, and a resurgence of technology stocks in the second quarter, small cap stocks picked up speed. This strength continued through the third quarter, during which the Russell 2000 Index beat the S&P 500 Index two to one. In fact, the Russell 2000 Index broke records virtually every day in the month of September. Then in the fourth quarter, small caps were the hardest hit of the equity sectors by the volatility in the Asian markets. Still, for the year, the sector's performance was stronger than that of 1996. The NASDAQ, on which over 50% of Russell 2000 stocks are traded, was up 21.64% for the year, and the Russell 2000 Index itself returned 22.36%.

Within the small capitalization sector, value stocks outperformed growth stocks two-to-one for the 12-month period, much as they had in 1996. Leading small cap groups for the year included consumer staples, financial services and utilities. Weaker performing sectors included consumer discretionary, health care and technology, the first two of which still produced double-digit returns. There were over 500 additions and deletions to the Russell 2000 Index, representing a 47.40% turnover rate for the year. This turnover is slightly lower than in 1996.

MANAGER OUTLOOK

  Ten Largest Stock Holdings
  ---------------------------------------------------------------
  Associated Banc-Corp              Mack-Cali Realty Corp.
  U.S. Office Products Co.          Brooks Fiber Properties, Inc.
  Allied Waste Industries, Inc.     Arterial Vascular Engineering
  Jacor Communications, Inc.        Citrix Systems, Inc.
  Keystone Financial, Inc.          Sovereign Bancorp, Inc.

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at around 2% for all of 1998, and the environment is expected to be positive for the equities market. Low interest rates and hefty flows of retirement funds into the equity market should provide some support to stock prices. So too, productivity improvement has been sufficient to offset any upward pressure on wages, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting on the consumer--including low unemployment, rising incomes, and high levels of confidence--are also expected to keep the economy on a relatively strong upward course for the near term. However, given the upward move that has already taken place, the current high valuations, technology stocks' cyclical nature and continued turmoil in the Asian markets, we expect volatility to continue to be high in 1998 and gains in the small cap stock market to be comparatively less strong than in the year just past. Still, any equity market correction that may occur is anticipated to be brief and mild, followed by renewed strength.



                    Diversification of Portfolio Investments
                       By Sector as of December 31, 1997
                    (percentages are based on market value)

                    [Plot points for pie chart appear below]

Electronics                3%
Retail                     4%
U.S. Treasury Bills        4%
Computer Software          4%
Insurance                  4%
Telecommuni-
cations                    5%
Utilities                  5%
Real Estate                8%
Financial Services         8%
Other*                    31%
Banks                      3%
Oil Related                3%
Computer Services          2%
Manufacturing              2%
Machinery                  2%
Medical Supplies           2%
Building and Construction  2%
Auto Related               2%
Retail Food                2%
Chemicals and Toxic Waste  2%
Commercial Services        2%


*Consists of industries less than 2%


The fund is not insured by the FDICand is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

BT Insurance Funds Trust

Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the BT Small Cap Index Fund, and the Russell 2000 Index since August 25, 1997.

-------------------------------------------------------------------------------
                         Annualized Total Return for the
                         Period Ended December 31, 1997

                                 Since 8/25/97*
                                      5.10%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

                      [Plot points for graph appear below]


         BT Small Cap Index Fund - $10,510

         Russell 2000 Index - $10,505

        BT Small Cap    Russell 2000
        Index Funds         Index
        ------------    ------------
8/97      $10,000          $10,000
9/97       10,837           10,869
12/97      10,510           10,505



Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.


-------------------------------------------------------------------------------
                                    Objective

Seeks to replicate as closely as possible the total return of the Morgan Stanley Capital International Europe Australia Far East (EAFE) Index.

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BT EAFE EQUITY INDEX FUND

The BT EAFE Equity Index Fund (the "Fund") returned 0.76% for the one month ended December 31, 1997, tracking the 0.87% return of the MSCI EAFE Index.* The Fund returned (8.07)% for the three months ended December 31, 1997, again tracking the (7.83)% return of the MSCI EAFE Index for the quarter. Since its inception on August 22, 1997, the Fund has returned (6.60)% cumulatively, as of December 31, 1997.** The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.##

MARKET ACTIVITY

Overall, 15 of the 20 EAFE markets posted gains for the twelve months ended December 31, 1997 and 12 had double-digit returns, but most of the advance of the MSCI EAFE Index took place during the second quarter. This may also have been the year that confirmed that the world markets are not, contrary to what many have thought, highly correlated. A real divergence in the stock market performance of Europe and Pacific has become clear, as Europe has almost kept pace with the U.S., but the Pacific has been disappointing.

-------------------------------------------------------------------------------
                             Investment Instruments

Primarily equity securities of business enterprises organized and domiciled outside of the United States. Statistical methods will be employed to replicate the Index by buying most of the relevant Index securities.
-------------------------------------------------------------------------------

In the first quarter, the MSCI EAFE Index had a negative return, with the fall of currencies outweighing the rise in equities. The Pacific Basin also fell more than Europe advanced. In the second quarter, the MSCI EAFE Index gained in each month, as equities, currencies, the Pacific Basin and Europe all had positive returns. The performance of the EAFE markets were mixed in the third quarter, as European markets continued to register strong gains following Wall Street's rebound, Asian markets fell, and currencies also fell as the dollar strengthened. Concerns over the Asian financial turmoil either directly or indirectly impacted each market, and so October proved to be difficult for all of the EAFE countries. European markets rebounded in the remaining months of 1997; the Pacific Basin markets did not. For the twelve month period, equities added to performance for the year, while currencies detracted. Switzerland was the best performing EAFE market, and Malaysia was the worst.


*   This index is unmanaged, and investments cannot be made in an index
** Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
# The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
## Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
### Small cap stocks have historically experienced greater volatility than average.

BT Insurance Funds Trust

Europe

Regionally, Europe rose 23.8% during the annual period, benefiting largely from the development of the European Common Market, relatively stable currencies anchored to the Deutschemark, strong corporate earnings, and widespread corporate downsizing programs. In the first half of the year, almost all of the European countries reached new stock market highs including the United Kingdom, Belgium, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Norway, Spain, Switzerland and Sweden. The one real interruption to these gains was in October, when European markets fell amid concern that Asia's currency woes would lead to lower Asian economic growth and consequently a slowdown in European exports. They were also negatively impacted by the German central bank's decision to raise its interest rates, its first increase in five years, and by other European central banks following suit. By the end of the year, the region's markets had resumed their upward movement.

Several nations benefited from stock or sector specific developments as well. For example, Switzerland did particularly well due to increased earnings optimism for financial stocks. Finland rose mainly due to gains by Nokia, the global telecommunications company. Denmark was the best performer in December, as one of its largest companies, Novo Nordisk, rose dramatically on news of FDA approval of its diabetes drug and as its banks rose sharply amid merger speculation incited by the announced merger of Switzerland's UBS and SBC banks. Italy and Spain's markets benefited from interest rate cuts by their respective central banks, and the United Kingdom advanced on positive economic news, a weaker British pound, and reports that the U.K. may join the single European currency sooner than expected.

  Ten Largest Stock Holdings
  ---------------------------------------------------------------
  Royal Dutch Petroleum Co.         British Petroleum Co. PLC
  Toyota Motor Corp.                Roche Holding AG-Genusschine
  Novartis AG                       Nippon Telegraph & Telephone
  Bank of Tokyo-Mitsubishi Ltd.     Lloyds TSB Group PLC.
  Glaxo Wellcome PLC.               HSBC Holdings PLC

Pacific Basin

The Pacific Basin overall fell 25.5% during the annual period, although this region, like the other EAFE markets, had a strong second quarter. In the first quarter, Hong Kong fell in response to the decline in the U.S. market, and Japan fared even worse, primarily due to investors' concerns about the economy, lack of market support by government officials, and the appreciation of the dollar versus the yen. During the second quarter, Australia and New Zealand each set record stock market levels. So, too, did Hong Kong, as investors were optimistic about China's role in overseeing the nation. "Red chip" stocks, i.e. Chinese companies with Hong Kong listings, soared. Like Hong Kong, Japan had a much more positive second quarter, as the yen rebounded through May and June. Bank shares also performed well as investors expected interest rates to remain low.

In the third quarter, the Pacific Basin was dragged down by Malaysia and Japan. Concerns about its currency sent Malaysian equities lower, and attempts by the government to protect the market from speculators by imposing trade restrictions backfired and eroded investor confidence, accelerating the fall in equity prices. Japanese stock prices were driven down by lower corporate earnings and a report by the government that its GDP had plunged 2.9% in the second quarter.

The fourth quarter was dominated by the well-publicized Asian financial turmoil, sparked by the Thai currency crisis earlier in the year but most dramatically seen in the Hong Kong equity market's plunge in October. Fears of currency devaluation engulfed the Hong Kong dollar. The central bank reiterated its commitment to maintaining the currency's peg to the U.S. dollar and raised interest rates to ward off speculative selling. However, this led to the stock market decline, as analysts lowered their earnings estimates to account for an economic slowdown. Currency fears spread to other Asian markets, causing equity declines throughout virtually all the region.

MANAGER OUTLOOK

Our long-term outlook for Europe remains positive, as we believe there is still room for economic growth with low inflation. This should, in turn, allow corporate earnings to rise. The development of the European Common Market continues slowly, but surely. As for the Pacific Basin, we expect that their problems will be ongoing for the near to mid term, and so we are still cautious on this region. Japan has been mired in a recession for five years, complicated by both real estate and banking crises compounded with an unstable currency. Investors were disappointed by the fiscal stimulus package announced by the Japanese government in December, and concern over the economy's weakness, as evidenced by an increased number of bankruptcies, led to a decline in the yen at the end of 1997. Hong Kong is still being watched closely and remains, we believe, highly volatile.

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Of course, it is important to note that as index funds, we neither evaluate short-term fluctuations in the Funds' performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets. The Equity 500 Index is designed to replicate the broad diversification and returns before expenses of the S&P 500 Index, the Small Cap Index is designed to replicate the broad diversification and returns before expenses of the Russell 2000 Index and the EAFE Equity Index is designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends.

BT Insurance Funds Trust

                    Diversification of Portfolio Investments
                       By Sector as of December 31, 1997
                    (percentages are based on market value)

                    [Plot points for pie chart appear below]

Italy             4%
Netherlands       5%
Switzerland       8%
France            8%
Germany          10%
United Kingdom   21%
Hong Kong         3%
Australia         3%
Other*           13%
Japan            25%


*Consists of countries less than 3%

We appreciate your support of the BT Equity 500 Index Fund, the BT Small Cap Index Fund and the BT EAFE Equity Index Fund. We look forward to serving your investment needs for many years to come.

                               /s/ Frank Salerno
                              -------------------
                                 Frank Salerno
                   Portfolio Manager of the Equity 500 Index
                          and the Small Cap Index Fund
                               December 31, 1997



                              /s/ Richard J. Vella
                             ----------------------
                                Richard J. Vella
                         Portfolio Manager of the EAFE
                               Equity Index Fund
                               December 31, 1997



Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the BT EAFE Equity Index Fund, with the MSCI EAFE Index since August 22, 1997.

-------------------------------------------------------------------------------
                                  Total Return
                            Ended December 31, 1997

                                 Since 8/22/97*
                                    (6.60%)

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

                      [Plot points for graph appear below]

         BT EAFE Equity Index Fund - $9,340

         MSCI EAFE Index - $9,415

             BT EAFE            MSCI EAFE
        Equity Index Fund         Index
        ------------------      ---------
8/97          $10,000            $10,000
9/97           10,160             10,216
12/97           9,340              9,415





Past performance is not indicative of future performance. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

           COMMON STOCKS - 98.14%
           Advertising - 0.07%
     200   Omnicom Group, Inc.                     $   8,475
                                                   ---------

           Aerospace - 1.64%
   1,500   Boeing Co.                                 73,406
     100   General Dynamics Corp.                      8,644
     300   Lockheed Martin Corp.                      29,550
     100   Northrop Grumman Corp.                     11,500
       1   Raytheon Co., Class A                          38
     400   Raytheon Co., Class B                      20,200
     400   Rockwell International                     20,900
     400   United Technologies Corp.                  29,125
                                                   ---------
                                                     193,363
                                                   ---------

           Airlines - 0.43%
     100   AMR Corp. *                                12,850
     200   Delta Air Lines, Inc.                      23,800
     300   Southwest Airlines Co.                      7,388
     100   U.S. Airways Group, Inc. *                  6,250
                                                   ---------
                                                      50,288
                                                   ---------

           Apparel, Textiles - 0.37%
     300   Corning, Inc.                              11,138
     200   Liz Claiborne, Inc.                         8,362
     300   NIKE, Inc., Class B                        11,775
     100   Reebok International, Ltd. *                2,881
     200   V.F. Corp.                                  9,200
                                                   ---------
                                                      43,356
                                                   ---------

           Auto Related - 2.16%
     200   AutoZone, Inc. *                            5,800
   1,100   Chrysler Corp.                             38,706
     100   Cummins Engine, Inc.                        5,906
     100   Dana Corp.                                  4,750
     200   Eaton Corp.                                17,850
     200   Echlin, Inc.                                7,238
   1,700   Ford Motor Co.                             82,769
   1,100   General Motors Corp.                       66,688
     300   Genuine Parts Co.                          10,181
     100   PACCAR, Inc.                                5,250
     200   Parker-Hannifin Corp.                       9,175
                                                   ---------
                                                     254,313
                                                   ---------

           Banks - 7.87%
     200   Ahmanson (H F) & Co.                       13,388
     800   Banc One Corp.                             43,450
     600   Bank of New York Co., Inc.                 34,688
   1,000   BankAmerica Corp.                          73,000
     200   BankBoston Corp.                           18,788
     300   Barnett Banks, Inc.                        21,563
     300   BB&T Corp.                                 19,219
     600   Chase Manhattan Corp.                      65,700
     700   CitiCorp.                                  88,506
     100   Comerica, Inc.                              9,025
     300   Corestate Financial Corp.                  24,019


 Shares              Description                       Value
 ------              -----------                       -----

     300   Fifth Third Bancorp                     $  24,525
     500   First Chicago NBD Corp.                    41,750
     900   First Union Corp.                          46,125
     300   Huntington Bancshares                      10,800
     400   KeyCorp                                    28,325
     400   Mellon Bank Corp.                          24,250
     300   Morgan (J.P.) & Co.                        33,862
     400   National City Corp.                        26,300
   1,100   NationsBank Corp.                          66,894
   1,200   Norwest Corp.                              46,350
     100   Republic New York Corp.                    11,418
     300   Sun Trust Banks, Inc.                      21,412
     300   U.S. Bancorp                               33,581
     400   Wachovia Corp.                             32,450
     500   Washington Mutual, Inc.                    31,906
     100   Wells Fargo & Co.                          33,944
                                                   ---------
                                                     925,238
                                                   ---------

           Beverages - 3.30%
     800   ANHEUSER- BUSCH COMPANIES, INC.            35,200
   3,800   Coca-Cola Co.                             253,175
   2,200   PepsiCo, Inc.                              80,162
     600   Seagram Co., Ltd. ADR                      19,387
                                                   ---------
                                                     387,924
                                                   ---------

           Building and Construction - 0.77%
     100   Centex Corp.                                6,292
   1,100   Home Depot, Inc.                           64,419
     300   Masco Corp.                                15,263
     100   Stanley Works                               4,719
                                                   ---------
                                                      90,693
                                                   ---------

           Building, Forest Products - 0.44%
     200   Champion International Corp.                9,062
     200   Georgia-Pacific                            12,150
     200   Georgia-Pacific (Timber Group)              4,537
     200   Johnson Controls, Inc.                      9,550
     100   Louisiana Pacific Corp.                     1,900
     300   Weyerhauser Co.                            14,719
                                                   ---------
                                                      51,918
                                                   ---------

           Chemicals and Toxic Waste - 2.73%
     200   Air Products & Chemicals, Inc.             16,450
     500   Amgen, Inc. *                              27,062
     400   Dow Chemical Co.                           40,600
   1,700   Du Pont (E.I.) deNemours & Co.            102,106
     100   Eastman Chemical Co.                        5,956
     200   Grace (W.R.) & Co.                         16,088
     100   GREAT LAKES CHEMICAL CORP.                  4,488
     200   Hercules, Inc.                             10,013
     200   Mallinckrodt, Inc.                          7,600
     900   Monsanto Co.                               37,800
     200   Morton International, Inc.                  6,875
     200   PPG Industries, Inc.                       11,425
     100   Raychem Corp.                               4,306
     100   Rohm & Haas Co.                             9,575

                  See Notes to Financial Statements on Page 43

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

     200   Sigma Aldrich Corp.                      $  7,950
     300   Union Carbide Corp.                        12,881
                                                   ---------
                                                     321,175
                                                   ---------
           Computer Services - 1.08%
     500   3Com Corp. *                               17,469
     100   Adobe Systems, Inc.                         4,125
     500   Automatic Data Processing, Inc.            30,687
     400   Cabletron Systems, Inc. *                   6,000
     500   Dell Computer Corp. *                      42,000
     800   EMC Corp.  *                               21,950
     400   Silicon Graphics, Inc. *                    4,975
                                                   ---------
                                                     127,206
                                                   ---------

           Computer Software - 3.44%
   1,500   Cisco Systems, Inc. *                      83,625
     850   Computer Associates International, Inc.    44,944
   1,800   Microsoft Corp. *                         232,650
   1,600   Oracle Corp. *                             35,700
     400   Seagate Technology, Inc. *                  7,700
                                                   ---------
                                                     404,619
                                                   ---------

           Containers - 0.31%
     200   Avery Dennison Corp.                        8,950
     300   Crown Cork & Seal Co., Inc.                15,037
     200   Owens-Illinois, Inc.  *                     7,588
     100   Temple-Inland, Inc.                         5,231
                                                   ---------
                                                      36,806
                                                   ---------

           Cosmetics and Toiletries - 0.88%
     300   Avon Products, Inc.                        18,412
     800   Gillette Co.                               80,350
     100   International Flavors & Fragrances, Inc.    5,150

                                                   ---------
                                                     103,912
                                                   ---------

           Diversified Operations - 1.03%
     200   Allegheny Teledyne, Inc.                    5,175
     100   Ceridian Corp. *                            4,581
     200   Loews Corp.                                21,225
     600   Minnesota Mining & Manufacturing Co.       49,238
     200   Pall Corp.                                  4,137
     300   Praxair, Inc.                              13,500
     100   SUPERVALU, Inc.                             4,188
     300   Textron, Inc.                              18,750
                                                   ---------
                                                     120,794
                                                   ---------

           Drugs - 6.98%
   1,000   American Home Products Corp.               76,500
   1,500   Bristol-Myers Squibb Co.                  141,937
   1,700   Lilly (Eli) & Co.                         118,362
   1,800   MERCK & CO., INC.                         191,250
   1,900   Pfizer, Inc.                              141,669
     900   Pharmacia & Upjohn, Inc.                   32,963
   1,100   Schering-Plough Corp.                      68,337
     400   Warner Lambert Co.                         49,600
                                                   ---------
                                                     820,618
                                                   ---------


 Shares              Description                       Value
 ------              -----------                       -----

           Electrical Equipment - 4.79%
   1,100   CBS Corp.                                  32,381
   5,000   General Electric Co.                      366,875
     100   General Signal Corp.                        4,219
   1,600   Hewlett-Packard Co.                       100,000
     200   ITT Corp. *                                16,575
     100   ITT Industries, Inc.                        3,138
     900   Tyco International, Ltd.                   40,556
                                                   ---------
                                                     563,744
                                                   ---------

           Electronics - 3.89%
     200   Advanced Micro Devices, Inc. *              3,588
     900   Allied Signal, Inc.                        35,043
     400   AMP, Inc.                                  16,800
     500   Applied Materials, Inc. *                  15,063
     700   Emerson Electric Co.                       39,506
     100   Harris Corp.                                4,588
   2,500   Intel Corp.                               175,625
     200   KLA-Tencor Corp.                            7,725
     200   LSI Logic Corp. *                           3,950
     300   Micron Technology, Inc. *                   7,800
     900   Motorola, Inc.                             51,356
     200   National Semiconductor Corp. *              5,188
     400   Northern Telecom, Ltd. ADR                 35,600
     100   Perkin-Elmer Corp.                          7,106
     600   Texas Instruments, Inc.                    27,000
     200   Thermo Electron Corp. *                     8,900
     100   Thomas & Betts Corp.                        4,726
     100   Western Atlas, Inc. *                       7,400
                                                   ---------
                                                     456,964
                                                   ---------

           Financial Services - 5.15%
     700   American Express Co.                       62,475
     100   Beneficial Corp.                            8,313
     400   Charles Schwab Corp.                       16,775
     100   Cincinnati Financial Corp.                 14,075
     100   Countrywide Credit Industries               4,288
     200   Equifax, Inc.                               7,088
   1,600   Fannie Mae                                 91,300
     700   First Data Corp.                           20,475
     400   Fleet Financial Group, Inc.                29,975
   1,100   Freddie Mac                                46,131
     300   Green Tree Financial Corp.                  7,856
     200   Hartford Financial Services Group, Inc.    18,713
     200   Household International, Inc.              25,513
     750   MBNA, Corp.                                20,484
     500   Merrill Lynch & Co., Inc.                  36,469
     900   Morgan Stanley, Dean Witter,
             Discover & Co.                           53,213
     500   PNC Bank Corp.                             28,531
     200   State Street Corp.                         11,638
     300   Synovus Financial Corp.                     9,825
   1,719   Travelers Group, Inc.                      92,611
                                                   ---------
                                                     605,748
                                                   ---------

                  See Notes to Financial Statements on Page 43

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

           Food Services / Lodging - 0.58%
   1,100   McDonalds Corp.                         $  52,525
     300   Tricon Global Restaurants, Inc. *           8,719
     300   Wendy's International, Inc.                 7,219
                                                   ---------
                                                      68,463
                                                   ---------

           Foods - 3.06%
     800   Archer-Daniels-Midland Co.                 17,350
     700   Campbell Soup Co.                          40,687
     700   ConAgra, Inc.                              22,969
     200   CPC International, Inc.                    21,550
     300   General Mills, Inc.                        21,487
     600   Heinz (H. J.) Co.                          30,487
     200   Hershey Foods Corp.                        12,387
     600   Kellogg Co.                                29,775
      80   PIONEER HI-BRED INTERNATIONAL, INC.         8,580
     200   Quaker Oats Co.                            10,550
     200   Ralston-Purina Group                       18,587
     700   Sara Lee Corp.                             39,419
     300   Sysco Corp.                                13,669
     900   Unilever N.V. ADR                          56,194
     300   Whitman Corp.                               7,819
     100   Wrigley, (Wm) Jr., Co.                      7,956
                                                   ---------
                                                     359,466
                                                   ---------

           Health Care - 0.90%
   1,200   Abbot Laboratories                         78,675
     900   Columbia/HCA Healthcare Corp.              26,663
                                                   ---------
                                                     105,338
                                                   ---------

           Hospital Supplies and Health Care - 2.96%
     500   Baxter International, Inc.                 25,219
     200   Becton, Dickinson & Co.                    10,000
     200   Biomet, Inc.                                5,125
     300   Boston Scientific Corp. *                  13,762
     200   Cardinal Health, Inc.                      15,025
     300   Guidant Corp.                              18,675
     400   HBO & Co.                                  19,200
     600   HEALTHSOUTH Corp. *                        16,650
     200   Humana, Inc. *                              4,150
   2,100   Johnson & Johnson Co.                     138,338
     800   Medtronic, Inc.                            41,850
     200   St. Jude Medical, Inc. *                    6,100
     500   Tenet Healthcare Corp. *                   16,563
     300   United Healthcare Corp.                    14,906
     100   U.S. Surgical Corp.                         2,931
                                                   ---------
                                                     348,494
                                                   ---------

           Hotel / Motel - 0.22%
     400   HILTON HOTELS CORP.                        11,900
     200   Marriot International, Inc.                13,850
                                                   ---------
                                                      25,750
                                                   ---------


 Shares              Description                       Value
 ------              -----------                       -----

           Household Furnishings - 0.18%
     200   Maytag Corp.                             $  7,463
     200   Newell Co.                                  8,500
     100   Whirlpool Corp.                             5,500
                                                   ---------
                                                      21,463
                                                   ---------

           Household Products - 1.96%
     200   Clorox Co.                                 15,813
     500   Colgate-Palmolive Co.                      36,750
   2,100   Procter & Gamble Co.                      167,606
     200   Rubbermaid, Inc.                            5,000
     200   Tupperware Corp.                            5,575
                                                   ---------
                                                     230,744
                                                   ---------

           Insurance - 3.61%
     200   Aetna, Inc.                                14,112
     700   Allstate Corp.                             63,613
     400   American General Corp.                     21,625
   1,000   American International Group, Inc.        108,750
     200   Aon Corp.                                  11,725
     300   Chubb Corp.                                22,688
     100   CIGNA Corp.                                17,306
     300   Conseco, Inc.                              13,631
     100   General Re Corp.                           21,200
     100   Jefferson-Pilot Corp.                       7,788
     100   Lincoln National Corp.                      7,813
     300   MARSH & MCLENNAN COMPANIES, INC.           22,369
     100   MBIA, Inc.                                  6,681
     200   MGIC Investment                            13,300
     100   Progressive Corp.                          11,987
     200   Providian Financial Corp.                   9,038
     300   SAFECO Corp.                               14,625
     100   St. Paul Companies, Inc.                    8,206
     200   SunAmerica, Inc.                            8,550
     200   Torchmark Corp.                             8,412
     200   UNUM Corp.                                 10,875
                                                   ---------
                                                     424,294
                                                   ---------

           Leisure Related - 1.17%
     100   American Greetings Corp., Class A           3,913
     100   Brunswick Corp.                             3,031
   1,000   Disney (Walt) Co.                          99,062
     300   Hasbro, Inc.                                9,450
     400   Mattel, Inc.                               14,900
     300   Mirage Resorts, Inc. *                      6,825
                                                   ---------
                                                     137,181
                                                   ---------

           Machinery - 1.32%
     100   Black & Decker Corp.                        3,906
     200   Case Corp.                                 12,088
     600   Caterpillar, Inc.                          29,138
     200   Cooper Industries, Inc.                     9,800
     400   Deere & Co.                                23,325
     400   Dover Corp.                                14,450
     300   Dresser Industries, Inc.                   12,581

                  See Notes to Financial Statements on Page 43

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

     100   HARNISCHFEGER INDUSTRIES, INC.           $  3,531
     400   Illinois Tool Works, Inc.                  24,050
     300   Ingersoll-Rand Co.                         12,150
     200   TRW, Inc.                                  10,675
                                                   ---------
                                                     155,694
                                                   ---------

           Metals - 0.84%
     300   Alcan Aluminum Ltd. ADR                     8,287
     200   Aluminum Company of America                14,075
     100   ASARCO, Inc.                                2,244
     700   Barrick Gold Corp.                         13,038
     300   Bethlehem Steel Corp. *                     2,588
     100   Cyprus Amax Minerals Co.                    1,538
     100   Engelhard Corp.                             1,738
     100   Freeport-McMoRan Copper &
             Gold, Inc., Class B                       1,575
     300   Homestake Mining Co.                        2,662
     300   Inco Ltd. ADR                               5,100
     300   Newmont Mining Corp.                        8,812
     100   Nucor Corp.                                 4,831
     100   Phelps Dodge Corp.                          6,225
     400   Placer Dome, Inc.  ADR                      5,075
     200   Reynolds Metals Co.                        12,000
     200   USX-U.S. Steel Group, Inc.                  6,250
     200   Worthington Industries, Inc.                3,300
                                                   ---------
                                                      99,338
                                                   ---------

           Miscellaneous - 0.52%
   1,280   Cendant Corp.                              44,000
     300   Cognizant Corp.                            13,369
     200   Nextlevel Systems, Inc. *                   3,575
                                                   ---------
                                                      60,944
                                                   ---------

           Office Equipment and Computers - 3.25%
     200   APPLE COMPUTER, INC. *                      2,625
     100   Autodesk, Inc.                              3,700
   1,200   Compaq Computer Corp.                      67,725
     200   Computer Sciences Corp. *                  16,513
     200   Digital Equipment Corp. *                   7,400
     200   Honeywell, Inc.                            13,700
     200   Ikon Office Solutions, Inc.                 5,625
   1,500   International Business Machines Corp.     156,844
     700   Novell, Inc. *                              5,250
     300   Parametric Technology Corp.                14,213
     200   Pitney Bowes, Inc.                         17,988
     600   Sun Microsystems, Inc. *                   23,925
     200   Unisys Corp. *                              2,775
     600   Xerox Corp.                                44,288
                                                   ---------
                                                     382,571
                                                   ---------

           Oil Related - 8.38%
     200   Amerada Hess Corp.                         10,975
     700   Amoco Corp.                                59,587
     100   Anadarko Petroleum Co.                      6,069
     200   Apache Corp.                                7,012


 Shares              Description                       Value
 ------              -----------                       -----

     100   Ashland, Inc.                            $  5,369
     500   Atlantic Richfield Co.                     40,062
     200   Baker Hughes, Inc.                          8,725
     200   Burlington Resources, Inc.                  8,962
   1,000   Chevron Corp.                              77,000
   3,800   Exxon Corp.                               232,512
     200   Fluor Corp.                                 7,475
     400   Halliburton Co.                            20,775
     100   Helmerich & Payne, Inc.                     6,787
     100   McDermott International, Inc.               3,663
   1,200   Mobil Corp.                                86,625
     500   Occidental Petroleum Corp.                 14,656
     100   Oryx Energy Co. *                           2,550
     100   Pennzoil Co.                                6,681
     400   Phillips Petroleum Co.                     19,450
     100   Rowan Companies, Inc. *                     3,050
   3,200   Royal Dutch Petroleum Co. ADR             173,400
     700   Schlumberger, Ltd.                         56,350
     200   Sun Co., Inc.                               8,413
     300   Tenneco, Inc.                              11,850
     900   Texaco, Inc.                               48,937
     500   Union Pacific Resources Group, Inc.        12,125
     400   Unocal Corp.                               15,525
     400   USX-Marathon Group                         13,500
     600   Williams Companies, Inc.                   17,025
                                                   ---------
                                                     985,110
                                                   ---------

           Paper - 0.81%
     300   Fort James Corp.                           11,475
     500   International Paper Co.                    21,563
     900   Kimberly-Clark Corp.                       44,381
     200   Mead Corp.                                  5,600
     100   Union Camp Corp.                            5,368
     100   Westvaco Corp.                              3,143
     100   Willamette Industries, Inc.                 3,219
                                                   ---------
                                                      94,749
                                                   ---------

           Photography and Optical - 0.30%
     100   Polaroid Corp                               4,869
     500   Eastman Kodak Co.                          30,406
                                                   ---------
                                                      35,275
                                                   ---------

           Printing and Publishing - 1.31%
     300   Donnelley (R.R.) & Sons Co.                11,175
     100   Dow Jones & Co., Inc.                       5,369
     200   Dun & Bradstreet Corp.                      6,187
     400   Gannett Co., Inc.                          24,725
     200   Knight-Ridder, Inc.                        10,400
     200   McGraw-Hill Companies, Inc.                14,800
     200   New York Times Co., Class A                13,225
     800   Time Warner, Inc.                          49,600
     100   Times Mirror Co., Class A                   6,150
     200   Tribune Co.                                12,450
                                                   ---------
                                                     154,081
                                                   ---------

                  See Notes to Financial Statements on Page 43

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

           Professional Services - 0.46%
     200   Block (H&R), Inc.                        $  8,962
     100   Ecolab, Inc.                                5,544
     200   Interpublic Group of Companies, Inc.        9,963
     500   Service Corporation International          18,469
     100   Transamerica Corp.                         10,650
                                                   ---------
                                                      53,588
                                                   ---------

           Railroads - 0.74%
     300   Burlington Northern Santa Fe Corp.         27,881
     300   CSX Corp.                                  16,200
     600   Norfolk Southern Corp.                     18,488
     400   Union Pacific Corp.                        24,975
                                                   ---------
                                                      87,544
                                                   ---------

           Retail - 4.15%
     400   Albertsons, Inc.                           18,950
     500   American Stores Co.                        10,281
     100   Circuit City Stores, Inc.                   3,556
     400   Costco Companies, Inc. *                   17,850
     300   CVS Corp.                                  19,218
     400   Dayton Hudson Corp.                        27,000
     100   Dillard Department Stores, Inc., Class A    3,525
     300   Federated Department Stores, Inc. *        12,919
     600   Gap, Inc.                                  21,263
     800   Kmart Corp. *                               9,250
     400   Kroger Co. *                               14,775
     400   Limited, Inc.                              10,200
     300   Lowe's Companies, Inc.                     14,306
     400   May Department Stores Co.                  21,075
     200   Nordstrom, Inc.                            12,075
     300   Penney (J.C.) Co., Inc.                    18,094
     100   Pep Boys-Manny, Moe & Jack                  2,387
     200   Rite Aid Corp.                             11,737
     600   Sears, Roebuck & Co.                       27,150
     300   Sherwin-Williams Co.                        8,325
     200   Tandy Corp.                                 7,712
     300   TJX Companies Inc.                         10,312
     500   Toys 'R' Us, Inc. *                        15,719
     700   Walgreen Co.                               21,963
   3,400   Wal-Mart Stores, Inc.                     134,087
     200   Winn-Dixie Stores, Inc.                     8,737
     300   Woolworth Corp. *                           6,112
                                                   ---------
                                                     488,578
                                                   ---------

           Telecommunications - 4.02%
     800   Airtouch Communications, Inc. *            33,250
     200   ALLTEL Corp.                                8,212
     900   Ameritech Corp.                            72,450
     100   Andrew Corp. *                              2,400
     300   Bay Networks, Inc. *                        7,669
     200   Clear Channel Communications, Inc. *       15,888
     500   Comcast Corp., Class A                     15,781
     200   DSC Communications Corp. *                  4,800
     300   Frontier Corp.                              7,219


 Shares              Description                       Value
 ------              -----------                       -----

   1,500   GTE Corp.                               $  78,375
     100   King World Productions, Inc.                5,775
   1,000   Lucent Technologies, Inc.                  79,875
   1,000   MCI Communications Corp.                   42,812
     700   Tele-Communications, Inc., Class A  *      19,556
     300   Tellabs, Inc. *                            15,863
     500   Viacom, Inc., Class B  *                   20,719
   1,400   WorldCom, Inc. *                           42,350
                                                   ---------
                                                     472,994
                                                   ---------

           Tire and Rubber - 0.22%
     100   Cooper Tire & Rubber Co.                    2,439
     100   Goodrich (B.F.) Co.                         4,144
     300   Goodyear Tire & Rubber Co.                 19,088
                                                   ---------
                                                      25,671
                                                   ---------

           Tobacco - 1.65%
     300   Fortune Brands, Inc.                       11,119
   3,700   Philip Morris Companies, Inc.             167,656
     400   UST, Inc.                                  14,775
                                                   ---------
                                                     193,550
                                                   ---------

           Trucking, Shipping - 0.15%
     100   Caliber Systems, Inc.                       4,869
     200   Federal Express Corp. *                    12,214
                                                   ---------
                                                      17,083
                                                   ---------

           Utilities - 7.72%
     300   American Electric Power Co.                15,487
   2,400   AT&T Corp.                                147,000
     200   Baltimore Gas & Electric Co.                6,812
   1,100   Bell Atlantic Corp.                       100,100
   1,500   BellSouth Corp.                            84,469
     200   Carolina Power & Light Co.                  8,487
     400   Central & South West Corp.                 10,825
     200   CINergy Corp.                               7,675
     100   Coastal Corp.                               6,194
     100   Columbia Gas System, Inc.                   7,856
     400   Consolidated Edison Company
             of New York, Inc.                        16,400
     200   Consolidated Natural Gas Co.               12,100
     200   Dominion Resources, Inc.                    8,513
     300   DTE Energy Co.                             10,406
     500   Duke Energy Corp.                          27,687
     500   Edison International                       13,593
     400   Enron Corp.                                16,625
     500   Entergy Corp.                              14,968
     400   FirstEnergy Corp. *                        11,600
     300   FPL Group, Inc.                            17,756
     100   GPU, Inc.                                   4,213
     500   Houston Industries, Inc.                   13,344
     100   Northern States Power Co.                   5,825
     100   Pacific Enterprises                         3,762
     400   PacifiCorp                                 10,925
     400   PECO Energy Co.                             9,700

                  See Notes to Financial Statements on Page 43

Equity 500 Index Fund

Schedule of Portfolio Investments December 31, 1997

 Shares              Description                       Value
 ------              -----------                       -----

     800   PG&E Corp.                              $  24,350
     100   PP&L Resources, Inc.                        2,394
     500   Public Service Enterprise Group, Inc.      15,844
   1,400   SBC Communications, Inc.                  102,550
     100   Sonat, Inc.                                 4,575
   1,200   Southern Co.                               31,050
     600   Sprint Corp.                               35,175
     400   Texas Utilities Co.                        16,625
     400   Unicom Corp.                               12,300
     200   Union Electric Co.                          8,650

     800   U.S. WEST, INC. - COMMUNICATIONS GROUP     36,100
     900   U.S. West, Inc. - Media Group              25,987
                                                  ----------
                                                     907,922
                                                  ----------

           Waste Management - 0.33%
     300   Browning Ferris Industries, Inc.           11,100
     400   Laidlaw, Inc. ADR                           5,450
     200   Safety Kleen Corp.                          5,488
     600   Waste Management, Inc.                     16,500
                                                  ----------
                                                      38,538
                                                  ----------

Total Common Stocks (Cost $11,339,094)            11,541,577
                                                  ----------

Par Value
---------
           U.S. GOVERNMENT OBLIGATIONS - 6.06%
           U.S. Treasury Bill - 6.06%
$335,000   U.S. Treasury Bill 03/12/98               331,650
 360,000   U.S. Treasury Bill 03/19/98               356,051
  25,000   U.S. Treasury Bill  04/30/98               24,571
                                                ------------


Total U.S. Government Obligations                    712,272
  (Cost $712,272)                               ------------

Total Investments - 104.20% (Cost $12,051,366)  $ 12,253,849
Net Other Assets and Liabilities - (4.20)%          (493,726)
                                                ------------

Net Assets - 100.00%                            $ 11,760,123
                                                ------------
                                                ------------

*    Non-income producing security
ADR  American Depositary Receipt

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

           COMMON STOCKS - 95.61%
           Advertising - 0.47%
     200   Catalina Marketing Corp.*            $      9,288
     300   HA-LO Industries*                           7,800
     200   Lamar Advertising Co.*                      7,950
     300   May & Speh, Inc.*                           4,050
     200   Outdoor Systems, Inc.*                      7,675
     200   TMP Worldwide, Inc.*                        4,600
     300   True North Communications                   7,425
     200   Universal Outdoor Holdings, Inc.*          10,400
                                                ------------
                                                      59,188
                                                ------------

           Aerospace - 0.53%
     300   AAR Corp.                                  11,625
     100   Aviation Sales Co.*                         3,763
     300   Banner Aerospace, Inc.*                     3,319
     200   BE Aerospace, Inc.*                         5,350
     100   Ducommun, Inc.*                             3,494
     300   Fairchild Corp., Class A*                   7,463
     400   Kaman Corp., Class A                        6,550
     300   OEA, Inc.                                   8,681
     400   Orbital Sciences Corp.*                    11,900
     200   Remec, Inc.                                 4,500
                                                ------------
                                                      66,645
                                                ------------

           Agriculture - 0.28%
     500   DEKALB Genetics Corp., Class B             19,625
     533   Delta & Pine Land Co.                      16,267
                                                ------------
                                                      35,892
                                                ------------

           Apparel, Textiles - 0.97%
     400   Authentic Fitness Corp.                     7,375
     100   Brylane, Inc.*                              4,925
   1,100   Charming Shoppes, Inc.                      5,156
     400   Footstar, Inc.                             10,750
     200   Galey & Lord, Inc.*                         3,575
     200   Genesco, Inc.                               2,550
     300   Guess, Inc.*                                2,063
     200   Interface, Inc.                             5,800
     300   Kellwood Co.                                9,000
     300   Lands' End, Inc.                           10,518
     400   Nautica Enterprises, Inc.*                  9,300
     200   North Face, Inc.*                           4,400
     200   Oshkosh B'Gosh, Inc., Class A               6,600
     400   Phillips-Van Heusen Corp.                   5,700
     100   Quicksilver, Inc.*                          2,863
     300   Spiegel, Class A                            1,481
     700   Stride Rite Corp.                           8,400
     100   Springs Industries, Inc., Class A           5,200
     200   St John Knits, Inc.                         8,000
     100   Timberland Co., Class A*                    5,806
     700   Tultex Corp.                                2,844
       0   Warnaco Group, Class A+                        13
                                                ------------
                                                     122,319
                                                ------------


 Shares              Description                       Value
 ------              -----------                       -----

           Auto Related - 1.70%
     300   Arvin Industries, Inc.               $      9,994
     300   Breed Technologies, Inc.                    5,475
     200   Budget Group, Inc., Class A*                6,913
     900   Collins & Aikman Corp.*                     7,763
     200   Detroit Diesel Corp.*                       4,750
     200   Excel Industries                            3,613
     300   Exide Corp.                                 7,763
     500   Federal-Mogul Corp.                        20,250
     400   Intermet Corp.                              7,000
     500   Kaydon Corp.                               16,313
     100   Masco Tech, Inc.                            1,838
     500   Miller Industries, Inc.*                    5,375
     300   Modine Manufacturing Co.                   10,238
     300   Myers Industries, Inc.                      5,119
     300   Polaris Industries, Inc.                    9,169
     400   Simpson Industries, Inc.                    4,700
     200   Smith (A.O.) Corp.                          8,450
     200   SPX Corp.                                  13,800
     200   Standard Motor Products                     4,513
     300   Standard Products Co.                       7,688
     300   Stewart & Stevenson Services, Inc.          7,650
     400   Superior Industries International, Inc.    10,725
     300   Titan International, Inc.                   6,019
     300   Tower Automotive, Inc.*                    12,619
     100   United Auto Group, Inc.*                    1,813
     200   Wabash National Corp.                       5,688
     200   Walbro Corp.                                2,688
     200   Wynn's International, Inc.                  6,375
                                                ------------
                                                     214,301
                                                ------------

           Banks - 2.91%
     400   Bank United Corp., Class A                 19,574
     150   BSB Bancorp. Inc.                           5,363
     100   Capital Bancorp/Miami                       5,781
     100   CFX Corp.                                   3,050
     375   Chittenden Corp.                           13,125
     100   Citizens Bancshares/Ohio                    7,325
     400   Commonwealth Bancorp, Inc.                  7,950
     200   Community Trust Bancorp, Inc.               6,225
     200   CVB Financial Corp.                         7,425
     400   Dime Community Bancorp, Inc.                9,500
     200   F&M Bancorp Inc.                            8,050
     100   First Commerce Bancshares                   3,250
     400   First Commonwealth Financial Corp.         15,225
     330   First Financial Bancorp                    15,922
     200   First Financial Bankshares, Inc.            8,575
     200   First Republic Bank*                        6,388
     100   First Savings Bank SLA/NJ                   5,450
     100   First Source Corp.                          3,186
     700   Fulton Financial Corp.                     22,750
     100   GBC Bancorp                                 6,375
     100   Hamilton Bancorp, Inc.                      2,912
     100   Harbor Florida Bancorp, Inc.                6,625
     300   Heritage Financial Services, Inc.           8,700

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     300   Homeside, Inc.*                      $      8,269
     200   Interwest Bancorp, Inc.                     7,550
     200   Merchants New York Bancorp                  8,400
     300   Old National Bancorp                       14,513
     100   Oriental Financial Group                    2,956
     100   Park National Corp.                         8,812
     200   Peoples First Corp.                         7,775
     400   Peoples Heritage Financial Group           18,400
     400   PFF Bancorp, Inc.                           7,950
     300   Riggs National Corp.                        8,062
     100   S&T Bancorp, Inc.                           4,324
     200   Southwest Bancorp of Texas                  6,225
     300   Sterling Bancshares, Inc.                   6,075
     400   Susquehanna Bancshares, Inc.               15,300
       0   TCF Financial Corp.+                            1
     200   Texas Regional Bancshares, Inc.,
             Class A                                   6,100
     200   Triangle Bancorp, Inc.                      7,075
     300   Trust Company of New Jersey                 7,500
     200   Webster Financial Corp.                    13,300
     400   Western Bank Puerto Rico                    9,500
                                                ------------
                                                     366,813
                                                ------------

           Beverages - 0.13%
     500   Coors (Adolph) Co., Class B                16,625
                                                ------------

           Biopharmacueticals - 0.52%
     300   AmeriSource Health Corp., Class A*         17,625
     500   Amylin Pharmaceuticals, Inc.                2,719
     200   Aphton Corp.*                               2,025
     300   INCYTE Pharmaceuticals, Inc.*              13,500
     600   Liposome Company, Inc.*                     2,775
     600   NABI, Inc.*                                 2,043
     400   NeXstar Pharmaceuticals, Inc.*              4,550
     200   Protein Design Labs, Inc.*                  8,000
     300   Roberts Pharmaceutical Corp.*               2,869
     300   Vertex Pharmaceuticals, Inc.*               9,900
                                                ------------
                                                      66,006
                                                ------------

           Brewery - 0.09%
     200   Canandaigua Brands, Inc., Class A*         11,075
                                                ------------

           Broadcasting - 1.02%
     400   ADVO, Inc.*                                 7,800
     125   AFC Cable Systems, Inc.                     3,719
     100   BET Holdings, Inc., Class A*                5,463
     200   Cox Radio Inc., Class A*                    8,050
     300   Heftel Broadcasting Corp., Class A*        14,025
     600   Jacor Communications, Inc.*                31,875
     300   Paxson Communications Corp.*                2,213
     200   Saga Communications, Inc., Class A*         4,250
     100   SFX Broadcasting, Inc., Class A             8,025
     500   Spelling Entertainment                      3,500
     300   TCA Cable Tv, Inc.                         13,800



 Shares              Description                       Value
 ------              -----------                       -----

     500   United International Holdings, Inc.,
             Class A*                           $      5,750
     200   United Video Satellite Group, Inc.,
             Class A*                                  5,750
     300   Westwood One, Inc.                         11,138
     100   Young Broadcasting Corp., Class A*          3,875
                                                ------------
                                                     129,233
                                                ------------

           Building and Construction - 1.79%
     200   CalMat Co.                                  5,575
     300   Carlisle Companies, Inc.                   12,825
     400   Dal-Tile International, Inc.                4,900
     300   Elcor Corp.                                 7,200
     200   Florida Rock Industries, Inc.               4,550
     200   Hughes Supply, Inc.                         6,988
     600   Kaufman & Broad Home Corp.                 13,463
     300   Kennametal, Inc.                           15,544
     500   Lennar Corp.                               10,781
     200   Lone Star Industries, Inc.                 10,625
     200   Medusa Corp.                                8,363
     100   NCI Building Systems, Inc.                  3,550
     200   NVR, Inc.*                                  4,375
     700   Oakwood Homes Corp.                        23,231
     300   Palm Harbor Homes, Inc.                     8,475
     100   Puerto Rican Cement Co., Inc.               5,019
     300   Ryland Group, Inc.                          7,088
     100   Simpson Manufacturing Co., Inc.*            3,331
     200   Skyline Corp.                               5,500
     300   Southdown, Inc.                            17,700
     300   Standard-Pacific Corp.                      4,725
     300   Texas Industries, Inc.                     13,500
     100   TJ International, Inc.                      2,475
     200   Toll Brothers, Inc.*                        5,350
     300   Triangle Pacific Corp.*                    10,163
     200   U.S. Home Corp.*                            7,850
     100   Webb (Del E.) Corp.                         2,600
                                                ------------
                                                     225,746
                                                ------------

           Chemical - Specialty - 0.27%
     200   Albemarle Corp.                             4,775
     300   Church & Dwight Co., Inc.                   8,419
     450   Ferro Corp.                                10,941
     200   Fuller (H.B.) Co.                           9,900
                                                ------------
                                                      34,035
                                                ------------

           Chemicals and Toxic Waste - 1.67%
     200   Cambrex Corp.                               9,200
     200   Chemed Corp.                                8,288
     300   ChemFirst, Inc.*                            8,475
     400   Dexter Corp.                               17,275
     200   General Chemical Group, Inc.                5,350
     200   Geon Co.                                    4,675
     500   Georgia Gulf Corp.                         15,313
     100   Hach Co.                                    1,263

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     100   Hach Co., Class A                    $        938
     600   Hanna (M.A.) Co.                           15,150
     600   Lawter International, Inc.                  6,525
     200   LeaRonal, Inc.                              4,700
     400   Lilly Industries, Inc., Class A             8,250
     100   MacDermid, Inc.                             8,488
     300   Mississippi Chemical Corp.                  5,475
     200   Mycogen Corp.*                              3,750
     100   NCH Corp.                                   6,550
     200   NL Industries, Inc.                         2,725
     300   OM Group, Inc.                             10,988
     500   Schulman, Inc.                             12,563
     300   Scotts Company (The), Class A*              9,075
     300   Spartech Corp.                              4,538
     200   Stephan Chemical Co.                        5,925
     300   Synetic, Inc.*                             10,950
     800   Terra Industries, Inc.                     10,450
     200   WD-40 Co.                                   5,800
     400   Wellman, Inc.                               7,800
                                                ------------
                                                     210,479
                                                ------------

           Client Server Computing - 0.26%
     400   Clarify, Inc.*                              4,650
     800   PLATINUM Technology, Inc.*                 22,600
     500   Xircom, Inc.*                               5,031
                                                ------------
                                                      32,281
                                                ------------

           Coal, Gas and Solar - 0.10%
     600   AGL Resources, Inc.                        12,263
                                                ------------

           Commercial Services - 1.54%
     300   ABM Industries, Inc.                        9,224
     300   Access Health, Inc.*                        8,813
     600   Anixter International, Inc.*                9,900
     200   Borg-Warner Security Corp.*                 3,525
     100   Caribiner International, Inc.*              4,450
     200   CDI Corp.*                                  9,150
     150   Central Parking Corp.                       6,796
     300   COREStaff, Inc.*                            7,950
     200   Data Transmission Network Corp.*            5,600
     200   Electro Rent Corp.*                         7,150
     600   Employee Solutions, Inc.*                   2,588
     100   Fine Host Corp.                             1,012
     400   Franklin Covey Co.                          8,800
     300   Hilb, Rogal & Hamilton Co.                  5,793
     600   Interim Services                           15,524
     400   Metromedia International Group, Inc.        3,800
     400   MoneyGram Payment Systems, Inc.*            4,300
     150   NCO Group, Inc.*                            3,862
     150   NFO Worldwide, Inc.*                        3,141
     300   Nova Corp., Georgia*                        7,500
     300   PhyMatrix Corp.*                            4,724
     400   Primark Corp.                              16,274
     200   Quintel Entertainment, Inc.*                1,087
     200   Romac International, Inc.*                  4,888


 Shares              Description                       Value
 ------              -----------                       -----

     400   SABRE Group Holdings, Inc.*          $     11,550
     800   Sotheby's Holdings, Inc., Class A          14,800
     200   StaffMark, Inc. *                           6,325
     300   Ugly Duckling Corp.*                        2,550
     400   Valhi, Inc.                                 3,775
                                                ------------
                                                     194,851
                                                ------------

           Computer - 1.03%
     300   Computer Task Group, Inc.                  10,669
     400   Data General Corp.*                         6,974
     200   Deltek Systems, Inc.                        3,163
     100   Dialogic Corp.*                             4,374
     300   Exar Corp.                                  4,950
     200   FactSet Research Systems, Inc.*             6,150
     300   Filenet Corp.                               9,038
     600   HMT Technology Corp.*                       7,800
     100   MICROS Systems, Inc.*                       4,500
     700   Oak Technology, Inc.*                       4,550
     200   Objective Systems Integrator*               1,675
     700   Physicians Computer Network, Inc.           2,800
     400   PMC-Sierra, Inc.*                          12,400
     200   PRI Automation, Inc.*                       5,775
     200   SanDisk Corp.*                              4,063
     500   Sequent Computer Systems, Inc.*            10,000
     300   Stratus Computer, Inc.*                    11,344
     200   Telxon Corp.                                4,775
     400   Trident Microsystems, Inc.*                 3,624
     500   Wang Laboratories, Inc.*                   11,063
                                                ------------
                                                     129,687
                                                ------------

           Computer Services - 2.30%
     400   Acxiom Corp.*                               7,700
     400   Affiliated Computer Services,
             Class A*                                 10,525
     500   American Management Systems, Inc.*          9,750
     300   Analysts International Corp.               10,350
     100   Applied Graphics Technologies, Inc.*        5,325
     400   Applied Magnetics Corp.*                    4,450
     150   Barra, Inc.                                 3,619
     200   Black Box Corp.*                            7,075
     400   Borland International, Inc.*                2,925
     100   BRC Holdings, Inc.*                         3,825
     300   CCC Information Services Group*             5,925
     100   CFM Technologies, Inc.                      1,538
     100   Ciber, Inc.*                                5,800
     100   Claremont Technology Group*                 1,850
     400   Cognex Corp.*                              10,900
     300   Computer Horizons Corp.*                   13,650
     100   Computer Management Sciences*               1,913
   1,100   Computervision Corp.*                       4,194
     100   Devon Group, Inc.*                          4,600
     500   Diamond Multimedia Systems, Inc.*           4,438
     200   Electro Scientific Industries, Inc.*        7,600
     300   Envoy Corp.*                                8,736
     400   E Trade Group, Inc.*                        9,200

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     200   Fair Isaac & Co., Inc.               $      6,663
     300   Henry (Jack) & Associates                   8,175
     200   Hutchinson Technology*                      4,375
     100   IMNET Systems, Inc.*                        1,625
     200   In Focus Systems, Inc.*                     6,075
     200   InaCom Corp.*                               5,613
     300   International Network Services*             6,937
     100   LHS Group, Inc.                             5,975
     900   Mentor Graphics Corp.                       8,719
     200   Micro Linear Corp.                          1,574
     200   Micro Touch Systems, Inc.                   3,150
     400   Mylex Corp.*                                3,600
     200   National Computer Systems, Inc.             7,050
     400   National Tech Team, Inc.*                   3,600
     400   Object Design, Inc.                         3,350
     100   Quick Response Services, Inc.*              3,700
     100   RadiSys Corp.*                              3,725
     400   Safeguard Scientifics, Inc.                12,550
     700   Scios, Inc.                                 7,000
     400   Technology Solutions*                      10,550
     300   Transition Systems, Inc.*                   6,637
     400   USCS International, Inc.*                   6,800
     700   Vanstar Corp.*                              7,918
     500   Xylan Corp.*                                7,562
     100   Zitel Corp.*                                  950
                                                ------------
                                                     289,761
                                                ------------

           Computer Software - 4.15%
     800   Acclaim Entertainment, Inc.*                2,900
     300   Activision, Inc.                            5,363
     100   Advent Sofware, Inc.                        2,863
     200   American Homepatient, Inc.                  4,700
     200   Arbor Software Corp.*                       8,100
     300   Aspen Technologies, Inc.*                  10,275
     300   Avant! Corp.*                               5,025
     300   Avid Technology, Inc.*                      8,025
     300   Aware, Inc.*                                3,075
     142   Baan Company                                4,692
     200   BancTec, Inc.*                              5,363
     200   Bell & Howell Co.*                          4,838
     300   BISYS Group, Inc.*                          9,975
     300   Boole & Babbage, Inc.                       8,963
     400   Broderbund Software, Inc.*                 10,250
     100   CDW Computer Centers, Inc.*                 5,213
     600   Cellular Technical Services, Inc.           1,913
     600   Checkfree Corp.*                           16,200
     500   CHS Electronics, Inc.*                      8,563
     400   Citrix Systems, Inc.*                      30,400
     100   Data Dimensions, Inc.                       1,725
     100   Documentum, Inc.*                           4,213
     200   Edify Corp.*                                3,750
     400   Exabyte Corp.*                              2,575
     100   Forrester Research, Inc.                    2,275
     300   Forte Software, Inc.                        2,288
     400   Gerber Scientific, Inc.                     7,950
     400   GT Interactive Software Corp.*              2,550


 Shares              Description                       Value
 ------              -----------                       -----

     200   Harbinger Corp.*                     $      5,625
     300   HNC Software, Inc.*                        12,900
     200   Hyperion Software Corp.*                    7,150
     400   Industri-Matematik International Corp.*    11,800
     200   Information Management

             Resources, Inc.*                          7,500
     500   Information Resources, Inc.                 6,688
     200   Integrated Systems, Inc.                    2,750
     200   INTERSOLV, Inc.                             4,050
     100   Intevac, Inc.                                 975
     600   Learning Company, Inc.*                     9,638
     200   Learning Tree International, Inc.*          5,774
     200   Legato Systems, Inc.*                       8,800
     200   Lycos, Inc.                                 8,275
     500   Macromedia, Inc.*                           4,156
     200   Manugistics Group, Inc.                     8,925
     300   Mercury Interactive Corp.*                  8,025
     200   Midway Games, Inc.*                         3,638
     150   National Instruments Corp.*                 4,350
     400   Network Appliance, Inc.*                   14,200
     400   Open Market, Inc.*                          3,850
     300   Phoenix Technologies Ltd.*                  3,637
     200   Policy Management Systems Corp.*           13,913
     200   Project Software & Development, Inc.        4,700
   1,000   Rational Software Corp.*                   11,374
     300   Remedy Corp.*                               6,300
     500   Santa Cruz Operation, Inc.*                 2,063
     100   SEI Investments Co.                         4,200
     400   Shiva Corp.*                                3,425
     300   Siebel Systems, Inc.*                      12,544
     200   Splash Technologies Holdings                4,500
     200   SPS Transaction Services, Inc.              8,725
     100   SPSS, Inc.*                                 1,924
     500   Structural Dynamics Research Corp.*        11,250
     200   Sykes Enterprises, Inc.*                    3,900
     700   Symantec Corp.*                            15,356
     400   System Software Associates, Inc.            3,500
     200   Systems & Computer Technology Corp.*        9,925
     400   SystemSoft Corp.*                           2,550
     350   VERITAS Software Corp.*                    17,850
     200   VIASOFT, Inc.*                              8,450
     200   VideoServer, Inc.*                          3,174
     300   Visio Corp.*                               11,512
     200   Wind River Systems*                         7,937
     300   Wonderware Corp.*                           4,237
     350   Yahoo, Inc.*                               24,238
                                                ------------
                                                     524,275
                                                ------------

           Consumer Goods - 0.17%
     200   Bush Industries, Inc., Class A              5,200
     100   Fossil, Inc.                                2,500
     300   Galoob Toys, Inc.*                          3,056
      67   Herbalife International, Inc., Class A      1,400
     132   Herbalife International, Inc., Class B      2,838
     300   Renters Choice, Inc.*                       6,150
                                                ------------
                                                      21,144
                                                ------------

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

           Consumer Services - 0.58%
     200   Billing Information Concepts         $      9,600
     300   CoreComm, Inc.                              3,038
     500   Crawford & Co. Class B                     10,218
     300   DeVry, Inc.*                                9,562
     200   G&K Services, Inc., Class A*                8,400
     150   Pinkerton's, Inc.*                          3,525
     300   Pre Paid Legal Services, Inc.*             10,255
     100   Rollins, Inc.                               2,031
     300   Sylvan Learning Systems, Inc.*             11,700
     200   U.S. Rentals, Inc.*                         4,700
                                                ------------
                                                      73,029
                                                ------------

           Containers - 0.83%
     200   ACX Technologies, Inc.*                     4,888
     200   Aptargroup, Inc.                           11,100
     500   Ball Corp.                                 17,656
     300   Chesapeake Corp.                           10,294
     600   First Brands Corp.                         16,163
     600   Gaylord Container Corp., Class A*           3,450
     300   Grief Bros Corp., Class A                  10,050
     100   Liqui-Box Corp.                             4,025
     800   Longview Fibre Co.                         12,150
     300   Shorewood Packaging Corp.                   8,025
     200   Silgan Holdings, Inc.*                      6,500
                                                ------------
                                                     104,301
                                                ------------

           Cosmetics and Toiletries - 0.11%
     300   Natures Sunshine Products, Inc.             7,800
     600   Playtex Products, Inc.*                     6,150
                                                ------------
                                                      13,950
                                                ------------

           Diversified - 0.29%
     300   Hexcel Corp.                                7,481
     500   Imation Corp.*                              8,000
     400   Justin Industries, Inc.                     5,450
     100   NACCO Industries, Inc., Class A            10,719
     100   Volt Information Sciences, Inc.             5,388
                                                ------------
                                                      37,038
                                                ------------

           Drugs - 0.48%
     400   Cephalon, Inc.*                             4,550
     400   COR Therapeutics, Inc.*                     9,000
     400   Gilead Sciences, Inc.*                     15,300
     500   Isis Pharmaceuticals, Inc.                  6,156
     300   Jones Medical Industries, Inc.             11,475
     200   Medicis Pharmaceutical Corp.,
             Class A*                                 10,225
     600   SEQUUS Pharmaceuticals, Inc.*               4,463
                                                ------------
                                                      61,169
                                                ------------

           Drugs / Retail - 0.20%
     100   Express Scripts Inc., Class A               6,000
     500   Rexall Sundown, Inc.*                      15,094
     600   Zila, Inc.*                                 3,563
                                                ------------
                                                      24,657
                                                ------------


 Shares              Description                       Value
 ------              -----------                       -----

           Electrical Equipment - 1.46%
     200   Adtron, Inc.*                        $      5,500
     600   AMETEK, Inc.                               16,200
     533   Baldor Electric Co.                        11,567
     300   Belden, Inc.                               10,575
     400   Berg Electronics Corp.*                     9,100
     200   Calpine Corp.*                              2,975
     700   Cirrus Logic, Inc.*                         7,438
     100   Encore Wire Corp.*                          3,069
     300   ESS Technology, Inc.                        2,278
     100   Fluke Corp.                                 2,606
     500   KEMET Corp.*                                9,687
     300   Littlefuse, Inc.                            7,462
     400   MagneTek, Inc.*                             7,800
     200   Marquette Medical Systems, Class A*         5,325
     500   Methode Electronics, Inc., Class A          8,124
     300   MRV Communications, Inc.*                   7,163
     500   Ramtron International Corp.                 2,781
     300   Sanmina Corp.*                             20,325
     400   Silicon Valley Group, Inc.*                 9,050
     300   SMART Modular Technologies, Inc.*           6,900
     300   Tracor, Inc. *                              9,113
     200   TriQuint Semiconductor*                     4,050
     400   Vicor Corp.*                               10,850
     200   Woodhead Industries, Inc.                   3,750
                                                ------------
                                                     183,688
                                                ------------

           Electronics - 3.14%
     300   Actel Corp.*                                3,788
     200   Altron, Inc.*                               2,650
     300   American Residential Services, Inc.*        4,688
     700   Ampex Corp., Class A*                       1,750
     300   Amphenol Corp., Class A*                   16,706
     200   ANADIGICS, Inc.*                            6,025
     300   BMC Industries, Inc.                        4,838
     300   Burr-Brown Corp.*                           9,638
     300   Cable Design Technologies*                 11,663
     500   C-Cube Microsytems, Inc.                    8,156
     500   Checkpoint Systems, Inc.                    8,750
     100   Cohu, Inc.                                  3,063
     333   Computer Products, Inc.*                    7,534
     900   CopyTele, Inc.*                             3,150
     300   Credence Systems Corp.*                     8,887
     200   CTS Corp.                                   6,388
     100   Cubic Corp.                                 3,274
     400   DII Group, Inc.*                           10,900
     200   Dionex Corp.*                              10,050
     200   Dynatech Corp.*                             9,374
     300   Electroglas, Inc.*                          4,630
     100   Eltron International, Inc.*                 3,024
     300   Etec Systems, Inc.*                        13,950
     200   FSI International, Inc.                     2,350
     300   GenRad, Inc.                                9,056
     600   Gentex Corp.*                              16,124
     100   Hadco Corp.*                                4,524

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     200   Integrated Circuit Systems, Inc.     $      5,700
   1,000   Integrated Device Technology, Inc.*         9,437
     200   Integrated Process Equipment Corp.*         3,150
     600   International Rectifier Corp.               7,088
     300   Kent Electronics Corp.*                     7,538
     200   Kuhlman Corp.                               7,825
     200   Lo-Jack Corp.*                              2,950
     300   Marshall Industries                         9,000
     100   MTS Systems Corp.                           3,750
     200   Nichols Research Corp.                      5,000
     300   Nimbus CD International, Inc.*              3,225
     300   Oak Industries, Inc.                        8,906
     200   Park Electrochemical Corp.                  5,675
     200   Photronics, Inc.*                           4,850
     500   Pioneer Standard Electronics, Inc.          7,625
     200   Plexus Corp.                                2,975
     200   Rambus, Inc.                                9,150
     500   Read-Rite Corp.*                            7,875
     300   Robotic Vision Systems, Inc.*               3,450
   1,000   S3, Inc.*                                   5,000
     200   SDL, Inc.*                                  2,900
     100   Service Experts, Inc.*                      2,863
     200   Sheldahl, Inc.                              2,800
     100   Siliconix, Inc.                             4,300
     200   Stanford Telecommunications, Inc.*          3,388
     200   Technitrol, Inc.                            6,000
     100   Tech-Sym Corp.                              2,544
     300   Thermedics, Inc.*                           4,913
     400   Trimble Navigation Ltd.*                    8,725
     100   Triumph Group, Inc.*                        3,325
     300   Ultratech Stepper, Inc.*                    5,963
     400   Uniphase Corp.*                            16,550
     200   Unitrode Corp.                              4,300
     100   Veeco Instruments, Inc.                     2,200
     100   Watkins-Johnson Co.                         2,594
     300   Zilog, Inc.*                                5,719
     100   Zygo Corp.*                                 1,875
                                                ------------
                                                     396,058
                                                ------------

           Engineering - 0.05%
     300   Granite Construction, Inc.                  6,900
                                                ------------

           Entertainment - 0.19%
     400   Florida Panthers Holdings, Inc.             6,900
     100   GC Companies*                               4,738
     600   Grand Casinos, Inc.*                        8,175
     600   Malibu Enterainment Worldwide*              1,913
     100   Rio Hotel & Casino, Inc.*                   2,100
     100   Trump Hotels & Casino Resorts, Inc.*          669
                                                ------------
                                                      24,495
                                                ------------

           Environmental Control - 1.06%
   1,300   Allied Waste Industries, Inc.*             30,305
     700   Calgon Carbon Corp.                         7,656


 Shares              Description                       Value
 ------              -----------                       -----

     300   Culligan Water Technologies, Inc.*   $     15,150
     400   Dames & Moore, Inc.                         5,300
     300   Donaldson Co., Inc.                        13,519
     200   IMCO Reclycling, Inc.                       3,213
     200   Ionics, Inc.*                               7,825
     900   Safety-Kleen Corp.                         24,694
     400   Superior Services, Inc.*                   11,550
     200   Watsco, Inc., Class A                       4,938
     300   Zurn Industries, Inc.                       9,431
                                                ------------
                                                     133,581
                                                ------------

        Financial Services - 8.29%
     400   Aames Financial Corp.                       5,175
     200   ALBANK Financial Corp.                     10,287
     250   AMCORE Financial, Inc.                      6,281
     500   AmeriCredit Corp.*                         13,843
     500   AMRESCO, Inc.*                             15,125
     100   Anchor Bancorp Wisconsin, Inc.              3,637
     600   Arcadia Financial Ltd.*                     4,462
     629   Associated Banc-Corp.                      34,673
     215   Astoria Financial Corp.                    11,986
     200   BancorpSouth, Inc.                          9,450
     200   Bank of Granite Corp.                       6,150
     300   BankAtlantic Bancorp, Inc., Class B         5,025
     200   Banknorth Group, Inc.                      12,850
     300   Bay View Capital Corp.                     10,874
     103   BOK Financial Corp.                         3,997
     200   BT Financial Corp.                         10,200
     100   Capital Factors Holdings, Inc.              1,900
     105   Chemical Financial Corp.                    4,699
     300   CitFed Bancorp, Inc.                       11,700
     150   Citizens Banking Corp.                      5,174
     300   Cityscape Financial Corp.*                    150
     200   CNB Bancshares, Inc.                        9,636
     200   Coast Savings Financial, Inc.*             13,713
     300   Colonial BancGroup, Inc.                   10,331
     200   Commerce Bancorp, Inc.                     10,200
     400   Commercial Federal Corp.                   14,225
     200   Community First Bankshares, Inc.           10,650
     500   Credit Acceptance Corp.*                    3,875
     300   Cullen/Frost Bankers, Inc.                 18,206
     300   Cuno, Inc.                                  4,575
     100   Delta Financial Corp.*                      1,338
     300   Doral Financial Corp.                       7,613
     200   Downey Financial Corp.                      5,688
     300   Eaton Vance Corp.                          11,325
     100   Everen Capital Corp.                        4,750
     400   F & M National Corp.                       13,725
     110   Fidelity National Financial, Inc.           3,424
     200   Financial Federal Corp.*                    4,725
     100   First Citizens BancShares, Inc., Class A   10,403
     400   First Colorado Bancorp, Inc.                9,500
     100   First Financial Corp., Indiana              6,050
     300   First Midwest Bancorp, Inc.                13,125

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     200   First United Bancshares, Inc.        $      8,400
     100   Firstbank of Illinois Co.                   3,681
     100   FirstBank Puerto Rico                       3,406
     100   FirstFed Financial Corp.                    4,400
     300   FIRSTPLUS Financial Group, Inc.            11,512
     300   Fort Wayne National Corp.                  13,800
     300   F.N.B. Corp.                               11,288
     300   Great Financial Corp.                      15,300
     200   Hambrecht & Quist Group, Inc.*              7,350
     100   Hancock Holding Co.                         6,050
     400   HFNC Financial Corp.                        5,800
     206   HUBCO, Inc.                                 8,060
     300   IBS Financial Corp.                         5,306
     200   IMC Mortgage Co.*                           2,375
     300   Imperial Bancorp                           14,794
     400   Imperial Credit Industries, Inc.            8,200
     200   Interra Financial, Inc.                    13,800
     100   Investment Technology Group, Inc.*          2,800
     100   Investors Financial Services Corp.          4,600
     100   Irwin Financial Corp.                       4,188
     200   Jefferies Group, Inc.                       8,188
     100   John Nuveen Co., Class A                    3,500
     800   Keystone Financial, Inc.                   32,200
     233   Legg Mason, Inc.                           13,033
     400   Long Beach Financial*                       4,650
     400   Long Island Bancorp, Inc.                  19,850
     300   MAF Bancorp, Inc.                          10,612
     500   Magna Group, Inc.                          22,875
     200   McDonald & Company Investments              5,675
     450   Morgan Keegan, Inc.                        11,391
     300   Morrison Knudsen Corp.                      2,925
     210   National City Bancshares, Inc.              9,396
     200   National Penn Bancshares, Inc.              6,600
     300   New York Bancorp, Inc.                     11,905
     300   Ocwen Asset Investment Corp.                6,150
     300   Ocwen Financial Corp.*                      7,631
     200   ONBANCorp, Inc.                            14,100
     475   One Valley Bancorp, Inc.                   18,405
     800   Phoenix Duff & Phelps Corp.                 6,400
     300   Pioneer Group, Inc.                         8,436
     200   Piper Jaffray Companies, Inc.               7,288
     200   Provident Bankshares, Corp.                12,775
     300   Queens County Bancorp, Inc.                12,150
     300   Quick & Reilly Group, Inc.                 12,900
     300   Raymond James Financial, Inc.              11,906
     440   Republic Bancorp, Inc.                      9,405
     315   Resource Bancshares Mortgage
             Group, Inc.                               5,138
     500   Roslyn Bancorp., Inc.                      11,625
       7   Security Capital Industries                    37
     200   Silicon Valley Bancshares*                 11,250
     200   Southern Pacific Funding Corp.*             2,624
   1,400   Sovereign Bancorp, Inc.                    29,050
     600   St. Paul Bancorp, Inc.                     15,750


 Shares              Description                       Value
 ------              -----------                       -----

     100   TR Financial Corp.                   $      3,324
     200   Trans Financial, Inc.                       7,774
     200   Triad Guaranty, Inc.*                       5,800
     215   Trustco Bank Corp.                          5,858
     400   Trustmark Corp.                            18,500
     315   UMB Financial Corp.                        17,166
     300   United Bankshares, Inc.                    14,324
     300   United Companies Financial Corp.            4,650
     200   UST Corp.                                   5,550
     300   U.S. Trust Corp.                           18,787
     100   Vermont Financial Services Corp.            2,775
     300   WesBanco, Inc.                              9,000
     200   Westamerica Bancorporation                 20,450
     300   Whitney Holding Corp.                      17,100
                                                ------------
                                                   1,046,703
                                                ------------

           Food Services / Lodging - 0.67%
     500   Bristol Hotel Co.*                         14,531
     700   Franchise Finance Corp. of America         18,900
     500   Luby's Cafeterias, Inc.                     8,781
     150   Marcus Corp.                                2,766
     300   Morrison Health Care, Inc.                  6,000
     100   Ruby Tuesday, Inc.                          2,575
     400   Ryan's Family Steak Houses, Inc.*           3,425
     200   Sanderson Farms, Inc.                       2,900
     100   Sbarro, Inc.                                2,631
     400   Shoney's, Inc.                              1,275
     200   Showbiz Pizza Time, Inc.*                   4,600
     500   Smithfield Foods, Inc.*                    16,500
                                                ------------
                                                      84,884
                                                ------------

           Foods - 1.15%
     200   CellStar Corp.                              3,975
     400   Dreyer's Grand Ice Cream, Inc.              9,650
     300   Earthgrains Co.                            14,100
     400   Hudson Foods, Inc., Class A                 8,225
     445   Imperial Holly Corp.                        4,839
     200   International Multifoods Corp.              5,663
     100   Lance, Inc.                                 2,631
     200   Michael Foods, Inc.                         4,875
     200   Performance Food Group, Inc.                4,750
     200   Pilgrims Pride Corp.                        3,113
     600   Ralcorp Holdings, Inc.                     10,163
     700   Richfood Holdings, Inc.                    19,775
     200   Riviana Foods, Inc.                         4,175
     400   Smucker (J.M.) Co., Class A                 9,450
     270   Suiza Foods Corp.*                         16,082
     100   United Natural Foods, Inc.*                 2,600
     500   Universal Foods Corp.                      21,125
                                                ------------
                                                     145,191
                                                ------------

           Forest Products and Paper - 0.12%
     200   Buckeye Technologies, Inc.*                 9,250
     200   Deltic Timber Corp.                         5,475
                                                ------------
                                                      14,725
                                                ------------

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

           Gaming - 0.13%
     800   Aztar Corp.*                         $      5,000
     200   Dover Downs Entertainment                   4,588
     200   Sodak Gaming, Inc.*                         1,275
     500   Station Casinos, Inc.*                      5,094
                                                ------------
                                                      15,957
                                                ------------

           Health Care - 1.27%
     600   Apria Healthcare Group, Inc.*               8,062
     100   CareMatrix Corp.*                           2,875
     500   Concentra Managed Care, Inc.*              16,874
     300   FPA Medical Management, Inc.*               5,588
     200   Henry Schein, Inc.                          7,000
     100   IDX Systems Corp.*                          3,700
     300   Inhale Therapeutic Systems                  7,800
     400   Mariner Health Group, Inc.*                 6,500
     400   MEDIQ, Inc.                                 4,450
     150   MedQuist, Inc.                              5,213
     500   Mid Atlantic Medical Services, Inc.*        6,375
     300   NCS Healthcare Inc. Class A*                7,913
     500   Paracelsus Heatlhcare Corp.*                1,688
   1,023   Paragon Health Network, Inc.*              20,019
     200   Pediatrix Medical Group, Inc.*              8,550
     300   Renal Care Group, Inc.*                     9,600
     300   Renal Treatment Centers, Inc.*             10,838
     300   Right CHOICE Managed Care, Inc.*            2,888
     500   Sun Healthcare Group, Inc.                  9,688
     100   Sunquest Information Systems                  975
     500   Trigon Healthcare, Inc.*                   13,063
                                                ------------
                                                     159,659
                                                ------------

           Health Care-Diversified - 0.15%
     400   American Oncology Resources, Inc.*          6,400
     300   Cerner Corp.*                               6,338
     200   HCIA, Inc.*                                 2,375
     200   HealthPlan Services Corp.                   4,200
                                                ------------
                                                      19,313
                                                ------------

           Holding Company - 0.15%
     300   Triarc Cos., Inc.                           8,175
     500   Walter Industries, Inc.*                   10,313
                                                ------------
                                                      18,488
                                                ------------

           Hospital Supplies and Health Care - 0.22%
     400   Haemonetics Corp.*                          5,600
     300   Healthdyne Technologies, Inc.               6,113
     100   Rural / Metro Corp.*                        3,338
     100   Sunrise Assisted Living, Inc.               4,313
     300   Thermo Cardiosystems, Inc.*                 8,025
                                                ------------
                                                      27,389
                                                ------------

           Hotel / Motel - 0.55%
     300   American General Hospitality Corp.          8,025
     800   Boyd Gaming Corp.*                          5,300


 Shares              Description                       Value
 ------              -----------                       -----

     200   CapStar Hotel Co.*                   $      6,863
     600   Choice Hotels Corp., Inc.                   9,600
     200   Homestead Village, Inc.*                    3,013
     300   Interstate Hotels Co.*                     10,519
     600   Prime Hospitality Corp.*                   12,225
     600   Red Roof Inns, Inc.*                        9,188
     100   Wyndham Hotel Corp.*                        4,038
                                                ------------
                                                      68,771
                                                ------------

           Household Furnishings - 0.79%
     200   Action Performance Cos., Inc.*              7,575
     200   Bassett Furniture Industries, Inc.          6,000
     200   CORT Business Services Corp.*               7,963
     300   Department 56, Inc.*                        8,625
     700   Fedders Corp.                               4,375
     700   Furniture Brands International, Inc.       14,350
     800   Heilig-Meyers Co.                           9,600
     400   Juno Lighting, Inc.                         7,000
     600   Kimball International Inc., Class B        11,063
     300   La-Z-Boy Chair, Inc.                       12,938
     200   National Presto Industries, Inc.            7,913
     500   Zenith Electronics Corp.                    2,719
                                                ------------
                                                     100,121
                                                ------------

           Household Products - 0.22%
     200   Libbey, Inc.                                7,575
     300   Toro Co.                                   12,788
     300   Windmere-Durable Holdings, Inc.             6,769
                                                ------------
                                                      27,132
                                                ------------

           Housing Revenue - 0.10%
     600   Champion Enterprises, Inc.*                12,338
                                                ------------

           Human Resources - 0.18%
     300   Alternative Resources Corp.*                6,919
     300   Kelly Services, Inc., Class A               9,000
     200   Personnel Group of America, Inc.*           6,600
                                                ------------
                                                      22,519
                                                ------------

           INSURANCE - 4.17%
     300   Acceptance Insurance Cos., Inc.*            7,256
     400   Alfa Corp.                                  6,900
     300   Allied Group, Inc.                          8,588
     300   Amerin Corp.*                               8,400
      67   AmerUs Life Holdings, Inc., Class A         2,479
     300   Argonaut Group, Inc.                       10,162
     300   Baldwin & Lyons, Inc., Class B              7,238
     300   Berkley (W.R.) Corp.                       13,162
     100   Capital Re Corp.                            6,206
     200   Capitol Transamerica Corp.                  4,263
     100   CapMac Holdings, Inc.                       3,475
     300   CMAC Investment Corp.                      18,113
     300   CNA Surety Corp.*                           3,656
     200   Commerce Group Inc.                         6,525

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     200   CompDent Corp.*                      $      4,056
     400   Coventry Corp.*                             6,100
     300   Delphi Financial Group, Inc., Class A      13,500
     100   Enhance Financial Services Group, Inc.      5,950
     200   Executive Risk, Inc.                       13,963
     200   E.W. Blanch Holdings, Inc.                  6,888
     300   FBL Financial Group, Inc., Class A         12,038
     400   Financial Security Assurance
             Holdings, Ltd.                           19,300
     200   First American Financial Corp.             14,775
     200   Foremost Corp. of America                  13,950
     400   Fremont General Corp.                      21,900
     300   Frontier Insurance Group, Inc.              6,863
     300   Gallagher (Arthur J.) & Co.                10,331
     200   Guarantee Life Companies, Inc.              5,700
     300   Hartford Life, Inc., Class A               13,594
     500   HCC Insurance Holdings, Inc.               10,624
     300   Highlands Insurance Group, Inc.*            8,513
     300   HSB Group, Inc.                            16,555
     400   John Alden Financial Corp.                  9,600
     100   JSB Financial, Inc.                         5,005
     300   Liberty Corp.                              14,024
     200   Life Re Corp.                              13,038
     400   Life USA Holding, Inc.                      6,750
     100   Markel Corp.*                              15,612
     400   Medical Assurance, Inc.*                   11,250
     200   MMI Companies, Inc.                         5,025
     200   NAC Re Corp.                                9,763
     400   Orion Capital Corp.                        18,575
     300   Penncorp Financial Group, Inc.             10,706
     100   Poe & Brown, Inc.                           4,636
     400   Presidential Life Corp.                     8,100
     200   PXRE Corp.                                  6,638
     500   Reinsurance Group of America               21,281
     400   Risk Capital Holdings, Inc.*                8,900
     100   RLI Corp.                                   4,981
     100   SCPIE Holdings, Inc.                        2,894
     300   Selective Insurance Group, Inc.             8,100
     100   State Auto Financial Corp.                  3,224
     100   Trenwick Group, Inc.                        3,763
     100   United Fire & Casualty Co.                  4,424
     200   Vesta Insurance Group, Inc.                11,875
     300   Zenith National Insurance Corp.             7,724
                                                ------------
                                                     526,911
                                                ------------

           Leisure Related - 0.65%
     200   AMC Entertainment, Inc.*                    4,450
     100   Anchor Gaming*                              5,575
     200   Carmike Cinemas Inc., Class A*              5,738
     100   Coachmen Industries, Inc.                   2,156
     700   Handleman Co.                               4,856
     100   Huffy Corp.                                 1,350
     600   Jostens, Inc.                              13,838
     300   K2, Inc.                                    6,825
     200   Premier Parks, Inc.*                        8,100


 Shares              Description                       Value
 ------              -----------                       -----

     250   Signature Resorts, Inc.*             $      5,469
     300   Toy Biz, Inc.*                              2,325
     400   Vail Resorts, Inc.*                        10,375
     100   Vistana, Inc.                               2,300
     200   West Marine, Inc.*                          4,475
     400   Winnebago Industries                        3,550
                                                ------------
                                                      81,382
                                                ------------

           Machinery - 2.05%
     200   Ag-Chem Equipment Co, Inc.                  2,775
     200   Alamo Group, Inc.                           4,338
     300   Albany International Corp., Class A         6,900
     300   Applied Industrial Technology, Inc.         8,025
     200   Applied Power, Inc., Class A               13,800
     300   Aviall, Inc. *                              4,481
     400   Blount International, Inc., Class A        10,674
     300   Cascade Corp.                               5,100
     200   Chart Industries, Inc.                      4,563
     500   Cincinnati Milacron, Inc.                  12,969
     300   Commercial Intertech Corp.                  6,225
     700   Flowserve Corp.                            19,556
     150   Gardner Denver Machinery, Inc.*             3,797
     200   Gleason Corp.                               5,388
     200   Global Industrial Technologies, Inc.*       3,388
     200   Helix Technology Corp.                      3,900
     100   Hirsch International Corp., Class A         2,200
     300   IDEX Corp.                                 10,463
     200   Indus International, Inc.                   1,450
     300   Jacobs Engineering Group. Inc.              7,613
     700   JLG Industries, Inc.                        9,888
     300   Kulicke & Soffa Industries, Inc.            5,588
     300   Lincoln Electric Co.                       10,800
     100   Lindsay Manufacturing Co.                   4,338
     200   Manitowoc Co., Inc.                         6,500
     100   Maverick Tube Corp.                         2,531
     300   Nordson Corp.                              13,763
     300   OmniQuip International, Inc.                5,981
     300   Osmonics, Inc.*                             4,744
     200   Regal-Beloit Corp.                          5,913
     200   Robbins & Myers, Inc.                       7,925
     400   Roper Industries, Inc.                     11,300
     200   Tennant Co.                                 7,275
     200   TurboChef, Inc.                             1,450
     400   Watts Industries Inc., Class A             11,325
     300   Zebra Technologies Corp., Class A*          8,925
     100   Zoltek Cos., Inc.*                          2,788
                                                ------------
                                                     258,639
                                                ------------

           Manufacturing - 2.17%
     200   Advanced Lighting Technologies, Inc.        3,800
     200   Aftermarket Technology Corp.*               3,625
     200   Alltrista Corp.*                            5,675
     300   American Homestar Corp.*                    4,950
     200   Asyst Technologies, Inc.*                   4,350
     200   Bacou USA*                                  3,500

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     300   Brady (W.H.) Co.                     $      9,300
     200   Carbide Graphite*                           6,750
     100   Carbo Ceramics, Inc.                        3,200
     300   Clarcor, Inc.                               8,888
     400   Cross (A.T.) Co., Class A                   4,050
     300   Daniel Industries                           5,775
     200   Essex International, Inc.*                  5,950
     300   Fisher Scientific International            14,325
     400   Fleetwood Enterprises                      16,975
     200   Furon Co.                                   4,175
     400   GenCorp., Inc.                             10,000
     200   Graco, Inc.                                 7,463
     600   Griffon Corp.*                              8,775
     200   Harman International Industries, Inc.       8,488
     200   Holophane Corp.*                            4,950
     300   Lydall, Inc.*                               5,850
     200   Matthews International Corp., Class A       8,800
     300   MotivePower Industries, Inc.                6,975
     200   Nortek, Inc.                                5,313
     550   Paxar Corp.*                                8,147
     100   Penske Motorsports                          2,488
     200   Plantronics, Inc.*                          8,000
     500   Polymer Group, Inc.*                        4,750
     100   Rental Service Corp.*                       2,456
     300   Republic Group, Inc.                        4,913
     200   RMI Titanium Co.*                           4,000
     500   Royal Appliance Manufacturing Co.*          3,313
     200   Samsonite Corp.                             6,325
     100   Sequa Corp., Class A*                       6,506
     100   Standex International Corp.                 3,525
     100   Superior Telecommunications, Inc.*          3,456
     200   Supertex, Inc.*                             2,175
     200   Synthetic Industries, Inc.*                 4,950
     200   ThermoLase Corp.*                           2,100
     200   Thor Industries, Inc.                       6,863
     100   Tredegar Industries, Inc.                   6,587
     200   Twinlab Corp.*                              4,950
     300   Waters Corp.*                              11,288
     200   Westinghouse Air Brake Co.                  5,125
                                                ------------
                                                     273,819
                                                ------------

           Marketing - 0.21%
     700   ACNielson Corp.*                           17,063
     200   CKS Group, Inc.*                            2,824
     700   SITEL Corp.*                                6,388
                                                ------------
                                                      26,275
                                                ------------

           Medical Biotechnology - 1.38%
     600   Advanced Tissue Sciences, Inc.*             7,425
     400   Affymetrix, Inc.*                          12,450
     500   Agouron Pharmaceuticals, Inc.*             14,688
     200   Alkermes, Inc.*                             3,975
     400   Alliance Pharmaceutical Corp.*              2,900
     100   Biomatrix, Inc.*                            3,000
     200   Bio-Rad Laboratories, Inc., Class A*        5,225


 Shares              Description                       Value
 ------              -----------                       -----

     500   Bio-Technology General Corp.*        $      5,375
     400   CardioThoraic Systems, Inc.*                2,200
     500   Creative BioMolecules Inc.*                 3,688
     900   Cytogen Corp.*                              1,463
     200   Cytyc Corp.*                                4,975
   1,300   Gensia Sicor, Inc.*                         7,556
     200   Heartport, Inc.*                            4,075
     300   Human Genome Sciences, Inc.*               11,925
     200   Hvide Marine, Inc., Class A*                5,150
     400   IDEXX Laboratories, Inc.*                   6,375
     200   I-STAT Corp.                                3,163
     200   Martek Biosciences Corp.*                   1,650
     300   Medimmune, Inc.*                           12,863
     500   Millennium Pharmaceuticals, Inc.*           9,500
     200   Myriad Genetics, Inc.*                      4,850
     300   NeoPath, Inc.*                              3,900
     300   Neurex Corp.*                               4,163
     375   Organogenesis, Inc.*                        9,891
     300   Regeneron Pharmaceuticals, Inc.*            2,569
     200   SangStat Medical Corp.*                     8,100
     300   Transkaryotic Therapies, Inc.*             10,538
                                                ------------
                                                     173,632
                                                ------------

           Medical - Hospital Management Services - 1.27%
     200   Atria Communities, Inc.*                    3,425
     100   Closure Medical Corp.                       2,588
     500   Health Care Property Investors, Inc.       18,906
   1,400   Imatron, Inc.*                              3,238
     532   Integrated Health Services, Inc.           16,592
       1   LCA-Vision, Inc.*                               1
     400   Magellan Health Services, Inc.*             8,600
     400   Maxicare Health Plans, Inc.*                4,350
   1,200   Medaphis Corp.*                             7,800
     200   Medical Manager Corp.*                      3,600
     300   Medical Resources, Inc.                     2,813
     300   National Surgery Centers, Inc.*             7,875
     700   NovaCare, Inc.*                             9,144
     400   Orthodontic Centers of America, Inc.*       6,650
     200   PHP Healthcare Corp.*                       3,013
     400   Physician Reliance Network*                 4,175
     500   Physician Sales & Services, Inc.*          10,750
     300   Prime Medical Services, Inc.*               4,144
     500   Quest Dianostic, Inc.*                      8,438
     300   Sierra Health Services, Inc.*              10,088
     600   Total Renal Care Holdings*                 16,500
     300   Vitalink Pharmacy Services, Inc.*           7,238
                                                ------------
                                                     159,928
                                                ------------

           Medical Supplies - 1.89%
     300   Acuson Corp.*                               4,969
     300   ADAC Laboratories*                          5,925
     200   Arrow International, Inc.                   7,400
     400   Arterial Vascular Engineering*             26,000
     200   ATL Ultrasound, Inc.*                       9,200
     400   Ballard Medical Products                    9,700

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     400   CNS, Inc.*                           $      2,675
     200   Coherent, Inc.*                             7,024
     300   CONMED Corp.*                               7,875
     200   Cooper Companies, Inc.*                     8,175
     100   Datascope Corp.*                            2,588
     400   Enzo Biochem, Inc.*                         5,850
     300   Graham Field Health Corp.*                  5,006
     200   Gulf South Medical Supply, Inc.*            7,450
     200   Hologic, Inc.*                              4,138
     400   Invacare Corp.                              8,700
     200   LabOne, Inc.                                3,513
     200   Life Technologies, Inc.                     6,650
     200   Lunar Corp.*                                4,100
     300   Mentor Corp.                               10,950
     800   Neuromedical Systems, Inc.*                 2,250
     200   Patterson Dental Co.*                       9,050
     300   Physio-Control International Corp.*         4,762
     300   Respironics, Inc.*                          6,712
     200   Safeskin Corp.*                            11,350
     200   Serologicals Corp.*                         5,200
     200   SpaceLabs Medical, Inc.*                    3,800
     100   Spine-Tech, Inc.*                           5,144
     200   STAAR Surgical Co.*                         3,438
     500   Summit Technology, Inc.*                    2,266
     400   Sunrise Medical, Inc.*                      6,175
     400   Techne Corp.*                               7,000
     200   Theragenics Corp.*                          7,200
     200   ThermoTrex Corp.*                           4,425
     200   Trex Medical Co.*                           2,788
     600   Vivus, Inc.*                                6,375
     100   West Co., Inc.                              2,975
                                                ------------
                                                     238,798
                                                ------------

           Metals - 0.90%
     200   Amcast Industrial Corp.                     4,588
     200   Barnes Group, Inc.                          4,550
     300   Brush Wellman, Inc.                         7,350
     400   Commonwealth Industries, Inc.               5,800
     300   Handy & Harman                             10,350
     200   Mueller Industries, Inc.*                  11,800
     800   Ogden Corp.                                22,550
     300   Quanex Corp.                                8,438
     200   Special Metals                              3,600
     300   Titanium Metals Corp.*                      8,663
     400   Valmont Industries, Inc.                    7,800
     200   Wolverine Tube, Inc.*                       6,200
     300   Wyman-Gordon Co.*                           5,888
     200   Zero Corp.                                  5,925
                                                ------------
                                                     113,502
                                                ------------

           Metals and Mining - 0.63%
     900   Amax Gold, Inc.*                            2,081
     250   AMCOL International Corp.                   3,969
     400   Century Aluminum Company                    5,400


 Shares              Description                       Value
 ------              -----------                       -----

     200   Cleveland-Cliffs, Inc.               $      9,163
      80   Freeport McMoran, Inc.                        940
     400   Getchell Gold Corp.*                        9,600
     400   Kaiser Aluminum Corp.*                      3,525
     100   MAXXAM, Inc.*                               4,363
     400   Minerals Technologies, Inc.                18,174
     300   Oregon Metallurgical Corp.*                10,013
     300   Stillwater Mining Co.*                      5,025
     200   Trimas Corp.                                6,875
                                                ------------
                                                      79,128
                                                ------------

           Miscellaneous - 1.12%
     100   ADE Corp.*                                  1,750
     480   Allied Capital Corp.                       10,680
     100   Andrx Corp.                                 3,425
     300   Central Garden & Pet Co.*                   7,875
     300   Cygnus, Inc.*                               5,962
     400   Cymer, Inc.*                                6,000
     400   D.R. Horton, Inc.                           6,950
     400   Fonix Corp.*                                1,250
     600   Global Industries Ltd.*                    10,200
     300   HS Resources, Inc.*                         4,144
     400   IMC Global, Inc.                            1,550
     800   Marine Drilling Co., Inc.*                 16,600
     700   Meridian Resource Corp.*                    6,694
     200   Micrel, Inc.*                               5,600
     300   Norrel Corp.                                5,962
     500   Pride International, Inc.*                 12,625
     200   Rofin-Sinar Technologies, Inc.*             2,425
     100   SIPEX Corp.*                                3,025
     300   Sola International, Inc.*                   9,750
     300   Sunburst Hospitality Corp.*                 2,964
     300   Titan Exploration, Inc.*                    2,850
     300   Trico Marine Services, Inc.*                8,813
     100   Valence Technology, Inc.*                     506
     100   Woodward Governor Co.                       3,238
                                                ------------
                                                     140,838
                                                ------------

           Natural Gas - 0.04%
     210   Southern Union Co.*                         5,014
                                                ------------

           Office Equipment and Computers - 0.50%
     300   American Business Products, Inc.            6,488
     100   Encad, Inc.*                                2,750
     300   Hunt Corp.                                  7,106
     700   Intergraph Corp.*                           7,000
     200   Knoll, Inc.*                                6,425
     200   New England Business Service, Inc.          6,750
     200   Scotsman Industries, Inc.                   4,888
     300   Standard Register Co.                      10,425
     100   Thomas Industries, Inc.                     1,975
     200   United Stationers, Inc.*                    9,625
                                                ------------
                                                      63,432
                                                ------------

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

           Office Equipment-Service - 0.04%
     500   American Pad & Paper Co.*            $      4,813
                                                ------------

           Oil Related - 2.61%
     400   Arch Coal, Inc.                            10,950
     100   Atwood Oceanics, Inc.*                      4,738
     400   Barrett Resources Corp.*                   12,100
     500   Benton Oil & Gas Co.*                       6,469
     100   Berry Petroleum Co., Class A                1,744
     300   Brown (Tom), Inc.*                          5,775
     400   Cabot Oil & Gas Corp., Class A              7,774
     800   Chesapeake Energy Corp.                     6,050
     400   Comstock Resources, Inc.*                   4,775
     400   Cross Timbers Oil Co.                       9,975
     300   Devon Energy Corp.                         11,550
     100   Forcenergy, Inc.*                           2,619
     500   Forest Oil Corp.*                           8,250
     200   Getty Realty Corp.                          4,425
   1,000   Grey Wolf, Inc.*                            5,375
   1,300   Harken Energy Corp.*                        9,100
     300   KCS Energy, Inc.                            6,225
   1,600   Kelley Oil & Gas Corp.*                     3,500
     200   Key Energy Group, Inc.*                     4,338
     200   Lone Star Technologies, Inc.*               5,675
     200   Louis Dreyfus Natural Gas Corp.*            3,738
     500   National Oilwell, Inc.*                    17,094
     600   Newfield Exploration Co.*                  13,988
     800   Newpark Resources, Inc.*                   14,000
     200   Nuevo Energy Co.*                           8,150
     500   Oceaneering International, Inc.*            9,875
     800   Parker Drilling Co.*                        9,750
     200   Pool Energy Services Co.*                   4,450
     600   Quaker State Corp.                          8,550
     200   Rutherford-Moran Oil Group*                 3,575
     200   SEACOR Smit, Inc.*                         12,050
     300   Snyder Oil Corp.                            5,475
     100   Stone Energy Corp.*                         3,350
     200   St. Mary Land & Exploration Co.             7,000
     220   Swift Energy Co.*                           4,634
     200   Tejas Gas Corp. *                          12,250
     500   Tesoro Petroleum Corp.*                     7,750
     300   TransMontaigne Oil Co.*                     4,500
     500   Tuboscope Vetco International Corp.*       12,031
     600   Varco International, Inc.*                 12,863
     500   Vintage Petroleum, Inc.                     9,500
     400   Western Gas Resources, Inc.                 8,850
     300   Zeigler Coal Holding Co.                    4,894
                                                ------------
                                                     329,724
                                                ------------

           OIL SUPPLIES AND CONSTRUCTION - 0.42%
     200   Belco Oil & Gas*                            3,763
     200   Cliffs Drilling Co.*                        9,975
     600   Input/Output, Inc.*                        17,812
     300   Lomak Petroleum, Inc.                       4,875
     200   Ocean Energy, Inc.*                         9,863


 Shares              Description                       Value
 ------              -----------                       -----

     200   Seitel, Inc.*                        $      3,425
     400   Unit Corp.*                                 3,850
                                                ------------
                                                      53,563
                                                ------------

           Paper - 0.46%
     400   Caraustar Industries, Inc.                 13,700
     400   Glatfelter (P.H.) Co.                       7,450
     200   Media General Inc., Class A                 8,363
     300   Paragon Trade Brands, Inc.*                 3,863
     300   Pope & Talbot, Inc.                         4,519
     400   Rock-Tenn Co., Class A                      8,200
     580   Wausau-Mosinee Paper Co.                   11,709
                                                ------------
                                                      57,804
                                                ------------

           Pharmaceuticals - 1.48%
     200   Applied Analytical Industries, Inc.*        3,300
     200   ArQule, Inc.*                               4,588
     300   Arris Pharmaceutical Corp.*                 2,513
     100   Bindley Western Industries, Inc.            3,088
     103   Block Drug Co., Inc., Class A               4,455
     200   Carter-Wallace, Inc.                        3,375
     400   Columbia Laboratories, Inc.*                6,350
     800   Covance, Inc.*                             15,900
     200   Curative Health Services, Inc.*             6,074
     200   Geltex Pharmaceuticals, Inc.*               5,300
     200   Guilford Pharmaceuticals, Inc.*             4,024
     500   ICN Pharmaceuticals, Inc.                  24,405
     600   ICOS Corp.*                                10,988
     300   IDEC Pharmaceuticals Corp.*                10,313
     300   Interneuron Pharmaceuticals, Inc.*          2,850
     300   Ligand Pharmaceuticals, Inc., Class B       3,863
     100   Miravant Medical Technologies*              4,000
     200   NBTY, Inc.*                                 6,675
     200   Owens & Minor, Inc. Holding Co.             2,900
     300   PAREXEL International Corp.*               11,100
     200   PathoGenesis Corp.*                         7,425
   1,000   Perrigo Co.                                13,375
     300   Pharmaceutical Product
             Development, Inc.*                        4,613
     400   Sepracor, Inc.*                            16,025
     100   Sonus Pharmaceuticals, Inc.                 3,312
     200   Triangle Pharmaceuticals, Inc.*             2,925
     400   U.S. Bioscience, Inc.*                      3,625
                                                ------------
                                                     187,361
                                                ------------

           Photography and Optical - 0.16%
     200   CPI Corp.                                   4,525
     300   Innovex, Inc.                               6,881
     400   Oakley, Inc.*                               3,625
     300   X-Rite, Inc.                                5,475
                                                ------------
                                                      20,506
                                                ------------

           Printing and Publishing - 1.02%
     300   American Media, Inc., Class A*              2,325
     500   Banta Corp.                                13,500

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     300   Big Flower Press Holdings, Inc.*     $      7,238
     200   Bowne & Co., Inc.                           7,975
     100   Consolidated Graphics, Inc.*                4,663
     400   Golden Books Family Entertainment,
             Inc.*                                     4,125
     300   Harland (John H.) Co.                       6,281
     300   Houghton Mifflin Co.                       11,513
     600   Journal Register Co.*                      12,600
     200   Mail Well, Inc.*                            8,100
     300   McClatchy Newspapers, Inc., Class A         8,156
     100   Pulitzer Publishing Co.                     6,281
     200   Scholastic Corp.*                           7,500
     200   Steck-Vaughn Publishing Corp.*              2,950
     300   Thomas Nelson, Inc.                         3,469
     200   Wiley (John) & Sons, Inc., Class A         10,850
     400   World Color Press, Inc.*                   10,625
                                                ------------
                                                     128,151
                                                ------------

           Professional Services - 0.90%
     400   ABR Information Services, Inc.*             9,550
     400   Century Business Services, Inc.             6,900
     200   Education Management Corp.*                 6,200
     600   EG&G, Inc.                                 12,487
     100   Metzler Group, Inc.*                        4,012
     200   Nu Skin Asia Pacific, Inc., Class A*        3,650
     300   On Assignment, Inc.*                        7,950
     500   Physicians Resources Group, Inc.*           2,188
     500   PMT Services, Inc.*                         6,937
     200   Profit Recovery Group International*        3,550
     100   Scientific Games Holdings Corp.*            2,025
     300   Source Services Corp.*                      6,488
     100   Sturm Ruger & Co., Inc.                     1,844
     375   TETRA Technologies, Inc.*                   7,500
     200   UniFirst Corp.                              5,613
     300   Veritas DGC, Inc.*                         11,850
     100   Vincam Group, Inc.*                         2,663
     300   Wackenhut Corp., Class A                    6,956
     200   Wackenhut Corrections Corp.*                5,375
                                                ------------
                                                     113,738
                                                ------------

           Real Estate - 7.92%
     400   American Health Properties, Inc.           11,025
     300   Apartment Investment &
             Management Co., Class A                  11,025
     400   Arden Realty Group, Inc.                   12,300
     200   Associated Estates Realty Corp.             5,925
     500   Avalon Properties, Inc.                    15,468
     100   Avatar Holdings, Inc.*                      2,843
     400   Bay Apartment Communities, Inc.            15,600
     300   Bedford Property Investors                  6,563
     100   Bradley Real Estate, Inc.                   2,086
     300   BRE Properties, Inc., Class A               8,437
     500   Burnham Pacific Properties, Inc.            7,655
     600   Camden Property Trust                      18,600


 Shares              Description                       Value
 ------              -----------                       -----

     600   Capstead Mortgage Corp.              $     11,962
     400   Capstone Capital Corp.                     10,250
     100   Castle & Cooke, Inc. *                      1,693
     200   CB Commercial Real Estate Services*         6,437
     400   CBL & Associates Properties, Inc.           9,874
     400   CenterPoint Properties Corp.               14,050
     200   Chateau Communities, Inc.                   6,274
     300   Chelsea GCA Realty, Inc.                   11,456
     400   Colonial Properties Trust                  12,050
     500   Commercial Net Lease Realty                 8,937
     600   Cornerstone Properties, Inc.               11,512
     500   Cornerstone Realty Income Trust, Inc.       6,031
     200   Cousins Properties, Inc.                    5,862
     300   CRIIMI MAE, Inc.                            4,500
     400   Developers Diversified Realty Corp.        15,300
     400   Dynex Capital, Inc.                         5,324
     100   EastGroup Properties, Inc.                  2,161
     400   Equity Inns, Inc.                           5,900
     100   Essex Property Trust, Inc.                  3,500
     400   Excel Realty Trust, Inc.                   12,600
     300   Fairfield Communities, Inc.*               13,238
     600   Federal Realty Investment Trust            15,450
     300   Felcor Suite Hotels, Inc.                  10,650
     500   First Industrial Realty Trust, Inc.        18,061
     200   First Union Real Estate                     3,250
     100   Forest City Enterprises, Inc., Class A      5,812
     400   Gables Residential Trust                   11,050
     500   General Growth Properties                  18,061
     400   Glenborough Realty Trust, Inc.             11,850
     500   Glimcher Realty Trust                      11,281
     200   Great Lakes REIT, Inc.                      3,886
     400   Grubb & Ellis Co.*                          5,475
     400   Health Care REIT, Inc.                     11,250
     300   Healthcare Realty Trust, Inc.               8,681
     700   Highwoods Properties, Inc.                 26,031
     300   Home Properties of New York, Inc.           8,155
     500   Horizon Group, Inc.                         5,468
     200   Hospitality Properties Trust                6,575
     700   INMC Mortgage Holdings, Inc.               16,406
     600   Innkeepers USA Trust                        9,300
     400   Insignia Financial Group, Inc., Class A*    9,200
     700   IRT Property Co.                            8,269
     400   Irvine Apartment Communities, Inc.         12,724
     300   JDN Realty Corp.                            9,713
     100   JP Realty, Inc.                             2,594
     300   Kilroy Realty Corp.                         8,625
     200   Koger Equity, Inc.                          4,388
     600   Liberty Property Trust                     17,137
     300   LNR Property Corp.                          7,086
     500   LTC Properties, Inc.                       10,374
     500   Macerich Co.                               14,250
     800   Mack-Cali Realty Corp.                     32,800
     400   Manufactured Home Communities, Inc.        10,800
     600   Meridian Industrial Trust, Inc.            15,300
     400   Merry Land & Investment Company, Inc.       9,150

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     300   MGI Properties, Inc.                 $      7,200
     550   Mid-Am, Inc.                               14,162
     200   Mills Corp.                                 4,900
     200   National Golf Properties, Inc.              6,561
     300   National Health Investors, Inc.            12,561
     800   Nationwide Health Properties, Inc.         20,400
     300   Oasis Residential, Inc.                     6,694
     400   OMEGA Healthcare Investors, Inc.           15,450
     300   Pacific Gulf Properties, Inc.               7,125
     100   Penn Treaty Amer Corp.                      3,175
     484   Post Properties, Inc.                      19,662
     200   Prentiss Properties Trust                   5,587
     300   Price Enterprises, Inc.                     5,475
     200   Price REIT, Inc.                            8,186
     100   Prime Retail, Inc.                          1,419
     100   Pulte Corp.                                 4,181
     400   Realty Income Corp.                        10,175
     500   Reckson Association Realty Corp.           12,687
     100   Redwood Trust, Inc.                         2,037
     100   RFS Hotel Investors, Inc.                   1,994
     400   Saul Centers, Inc.                          7,275
     300   Security Capital Atlantic, Inc.             6,336
     500   Shurgard Storage Centers, Inc., Class A    14,500
     300   Smith (Charles E.) Residential Realty,
             Inc.                                     10,650
     200   Sovran Self Storage, Inc.                   6,486
     300   Storage Trust Realty                        7,894
     300   Storage USA, Inc.                          11,981
     400   Summit Properties, Inc.                     8,450
     100   Sun Communities, Inc.                       3,594
     300   Sunstone Hotel Investors, Inc.              5,174
     600   Taubman Centers, Inc.                       7,650
     400   Thornburg Mortgage Asset Corp.              6,600
     400   Town & Country Trust                        7,074
     200   TriNet Corporate Realty Trust               7,736
     300   Urban Shopping Centers, Inc.               10,462
     600   Washington Real Estate Investment Trust    10,050
     300   Weeks Corp.                                 9,600
     500   Western Investment Real Estate              6,875
     500   Winston Hotels, Inc.                        6,593
                                                ------------
                                                   1,000,151
                                                ------------

           Retail - 3.99%
     200   Abercrombie & Fitch Co., Class A*           6,250
     300   Alberto-Culver Co., Class B                 9,619
     400   Ames Department Stores, Inc.*               7,000
     400   AnnTaylor Store Corp.*                      5,350
     750   Arbor Drugs, Inc.                          13,875
     500   Best Buy Company, Inc.*                    18,438
     500   BJ's Wholesale Club, Inc.*                 15,656
     700   Buffets, Inc.*                              6,563
     200   Burlington Coat Factory Warehouse*          3,288
     200   Carson Pirie Scott & Co.*                  10,025
     200   Casey's General Stores, Inc.                5,075
     700   Claire's Stores, Inc.                      13,606
     300   Cole National Corp., Class A*               8,981


 Shares              Description                       Value
 ------              -----------                       -----

     400   Compucom Systems, Inc.               $      3,300
     200   Copart, Inc.*                               3,575
     300   Dress Barn, Inc.*                           8,513
     400   Eagle Hardware & Garden, Inc.*              7,750
     300   Ethan Allen Interiors, Inc.                11,569
     100   Fabri-Centers of America, Class A*          2,231
     700   Fingerhut Companies, Inc.                  14,963
     300   Finish Line, Inc., Class A                  3,938
     600   Fleming Companies, Inc.                     8,063
     100   Gadzooks, Inc.*                             2,100
     220   Genovese Drugs Stores, Class A              3,768
     300   Gibson Greetings, Inc.*                     6,563
     300   Global DirectMail Products, Inc.*           5,194
     200   Guitar Center, Inc.*                        4,600
     400   Gymboree Corp.*                            10,950
     400   Hancock Fabrics, Inc.                       5,800
     400   Hollywood Entertainment Corp.*              4,250
     700   Homebase, Inc.                              5,513
     500   Just For Feet, Inc.*                        6,563
     200   Kenneth Cole Productions, Inc.,
             Class A*                                  3,213
     200   Layne Christensen Co.                       2,600
     200   Linens & Things, Inc.*                      8,724
     500   Longs Drug Stores, Inc.                    16,063
     400   Mac Frugal Bargains Close-Outs, Inc.*      16,450
     300   Michaels Stores, Inc.*                      8,775
     400   Micro Warehouse, Inc.*                      5,574
     250   Pacific Sunwear of California, Inc.*        7,391
     200   Paul Harris Stores, Inc. *                  2,012
     300   Petco Animal Supplies, Inc.                 7,200
     900   Pier 1 Imports, Inc.                       20,363
     700   Proffitt's, Inc.*                          19,906
     200   Quality Food Centers, Inc.                 13,400
     300   Regency Realty Corp.                        8,306
     200   Regis Corp.                                 5,024
     400   Rockshox, Inc.*                             3,700
   1,600   Service Merchandise Co., Inc.*              3,400
     100   ShopKo Stores, Inc.                         2,175
     300   Smart & Final, Inc.                         5,400
     300   Stage Stores, Inc.*                        11,213
     300   Stanhome, Inc.                              7,706
     200   Stein Mart, Inc.*                           5,350
     800   Sunglass Hut International*                 5,050
     200   Talbots                                     3,625
     300   The Men's Wearhouse, Inc.*                 10,425
     300   The Sports Authority, Inc.*                 4,425
   1,669   U.S. Office Products Co.*                  32,754
     400   Value City Department Stores, Inc.*         3,550
     200   Williams-Sonoma, Inc.*                      8,375
     400   Zale Corp. *                                9,200
                                                ------------
                                                     504,278
                                                ------------

           RETAIL-FOOD - 1.52%
     500   Apple South, Inc.                           6,563
     500   Applebee's International, Inc.              9,031

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     700   Bob Evans Farms, Inc.                $     15,488
   1,000   Brinker International, Inc.*               16,000
     200   Cheesecake Factory (The) *                  6,100
     500   CKE Restaurants, Inc.                      21,063
     500   Consolidated Products, Inc.*                8,188
     100   Delias's, Inc.                              2,225
     200   Dominick's Supermarkets, Inc.*              7,300
     300   Einstein/Noah Bagel Corp.*                  1,669
     400   Foodmaker, Inc.*                            6,025
     400   Great Atlantic & Pacific Tea Co.           11,875
     600   Host Marriot Services Corp.*                8,925
     100   IHOP Corp.*                                 3,250
     300   International Dairy Queen Inc.,
             Class A*                                  8,034
     300   Landry's Seafood Restaurants, Inc.*         7,200
     500   Lone Star Steakhouse & Saloon*              8,750
     200   MicroAge, Inc.*                             3,013
     300   Papa John's International, Inc.*           10,463
     200   Rainforest Cafe, Inc.*                      6,600
     500   Ruddick Corp.                               8,719
     300   Whole Foods Market, Inc.*                  15,338
                                                ------------
                                                     191,819
                                                ------------

           Steel - 0.75%
     300   ACME Metals, Inc.*                          2,963
     500   AK Steel Holding Corp.                      8,844
   1,700   Armco, Inc.*                                8,394
     600   Birmingham Steel Corp.                      9,450
     300   Carpenter Technology Corp.                 14,419
     200   Chase Industries, Inc.*                     5,100
     200   Citation Corp.*                             3,250
     300   Commercial Metals Co.                       9,469
     200   Gibraltar Steel Corp.*                      3,950
     100   Lukens, Inc.                                2,856
     300   National Steel Corp., Class B*              3,469
     300   Oregon Steel Mills, Inc.                    6,394
     700   ROHN Industries, Inc.                       3,609
     200   Rouge Industries Inc., Class A              2,425
     200   Shiloh Industries, Inc.*                    3,800
     400   Steel Dynamics, Inc.*                       6,400
                                                ------------
                                                      94,792
                                                ------------

           Telecommunications - 4.57%
     300   ACC Corp.*                                 15,150
     200   Aerial Communications*                      1,425
     400   Aliant Communications, Inc.                12,550
     100   Alliant Techsystems, Inc.*                  5,575
     400   Allen Telecommunications, Inc.*             7,375
     300   Alpine Group, Inc.*                         5,625
     200   American Radio Systems Corp.*              10,663
     200   AMTI, Inc.                                  4,850
     400   ANTEC Corp. *                               6,250
     300   APAC Teleservices, Inc.*                    4,050
     100   Aspect Development, Inc.*                   5,200
     700   Aspect Telecommunications*                 14,613


 Shares              Description                       Value
 ------              -----------                       -----

     300   Boston Technology Inc.*              $      7,538
     500   Brooks Fiber Properties, Inc.*             27,500
     300   California Microwave, Inc.*                 5,813
     200   Cellular Communications
             International, Inc.*                      9,350
     300   Centennial Cellular Corp., Class A*         6,150
     200   CIDCO, Inc.*                                3,900
     200   Coherent Communications Systems Corp.       5,575
     200   CommNet Cellular, Inc.*                     7,113
     133   Commonwealth Telephone
             Enterprises, Inc.*                        3,441
     800   Communication Satellite Corp.              19,400
     300   Comverse Technology, Inc.*                 11,700
     300   CSG Systems International, Inc.*           12,000
     100   Davox Corp.*                                3,263
     100   Digital Lightwave, Inc.*                    1,313
     600   Digital Microwave Corp.*                    8,700
     600   DSP Communications, Inc.*                   7,200
     300   General Cable Corp.                        10,856
     400   General DataComm Industries, Inc.*          1,875
     200   Geotek Communications Inc.*                 3,125
     700   Glenayre Technologies, Inc.*                6,913
     600   HighwayMaster Communications, Inc.*         3,413
     800   InterDigital Communications Corp.*          2,450
     200   Intermedia Communications, Inc.*           12,150
     200   Inter-Tel, Inc.                             3,875
     200   Itron, Inc.                                 3,600
     300   IXC Communications, Inc.*                   9,413
       0   LCI International*                              9
     250   Level One Communications, Inc.*             7,063
     100   MasTec, Inc.*                               2,287
     100   Mastech Corp.*                              3,174
     500   McLeodUSA, Inc., Class A*                  16,000
     300   Metromail Corp.*                            5,363
     600   Mobile Telecommunication
             Technologies Corp.*                      13,200
     200   Natural Microsystems Corp.*                 9,300
     400   Network Equipment Technologies, Inc.*       5,850
     300   North Pittsburgh Systems, Inc.              5,494
     400   NTL, Inc.*                                 11,150
     400   Omnipoint Corp.*                            9,300
     200   Optical Cable Corp.*                        1,638
     100   Pacific Gateway Exchange, Inc.*             5,381
     600   PageMart Wireless, Inc., Class A*           4,724
   1,300   Paging Network, Inc.*                      13,974
     400   P-COM, Inc.*                                6,900
     600   Picturetel Corp.*                           3,900
     100   Powertel, Inc.*                             1,675
     200   Precision Response Corp.*                   2,038
     300   Premiere Technologies, Inc.*                8,287
     400   Premisys Communications, Inc.*             10,450
     100   PriCellular Corp., Class A*                 1,044
     300   Primus Telecommunications Group*            4,837

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     200   Proxim, Inc. *                       $      2,263
     200   RCN Corp.*                                  6,850
     200   Registry, Inc..*                            9,175
     200   Sabratek Corp.                              5,750
     100   Sawtek, Inc.*                               2,638
     400   Scopus Technology, Inc.*                    4,800
     200   SmarTalk TeleServices, Inc.*                4,550
     200   Snyder Communications, Inc.*                7,300
     200   Spectrian Corp.*                            3,850
     300   SymmetriCom, Inc.*                          3,488
     800   TCI Satellite Entertainment, Inc.,
             Class A*                                  5,500
     200   Tekelec*                                    6,100
     700   TeleSpectrum Worldwide, Inc.*               2,537
     500   Tel-Save Holdings, Inc.*                    9,937
     200   Transaction Network Services, Inc.*         3,450
     700   U.S. Satellite Broadcasting Co.*            5,556
     300   Vanguard Cellular Systems, Inc.,
             Class A*                                  3,824
     200   Westell Technologies*                       2,550
     900   Western Wireless Corp., Class A*           15,637
     200   Whittman-Hart, Inc.*                        6,850
     400   WinStar Communications, Inc.*               9,974
     300   Wireless Telecom Group, Inc.                1,855
     300   World Access, Inc. *                        7,163
     100   Yurie Systems, Inc.*                        2,019
                                                ------------
                                                     577,606
                                                ------------

           Television - 0.44%
     500   Ascent Entertainment Group, Inc.*           5,188
     200   Cablevision Systems Corp., Class A*        19,150
     100   CNET, Inc.*                                 2,950
     200   EchoStar Communications, Class A*           3,350
     100   Emmis Broadcasting Corp., Class A*          4,563
     300   Hollywood Park, Inc.*                       6,600
     200   Panavision, Inc.*                           5,163
   1,100   Topps Co., Inc.*                            2,441
     300   WMS Industries, Inc.*                       6,338
                                                ------------
                                                      55,743
                                                ------------

           Textiles - 0.31%
     500   Apogee Enterprises, Inc.                    5,938
     900   Burlington Industries, Inc.*               12,431
     400   Guilford Mills, Inc.                       10,950
     450   Mohawk Industries, Inc.*                    9,872
                                                ------------
                                                      39,191
                                                ------------

           Tobacco - 0.27%
     100   Consolidated Cigar Holdings, Inc.*          2,756
     600   DIMON, Inc.                                15,750
     200   General Cigar Holdings, Inc.*               4,325
     300   Schweitzer-Mauduit International, Inc.     11,175
                                                ------------
                                                      34,006
                                                ------------


 Shares              Description                       Value
 ------              -----------                       -----

           Transportation - 1.47%
     500   Air Express International Corp.      $     15,250
     300   Airborne Freight Corp.                     18,638
     200   AirNet Systems, Inc.                        4,300
     700   AirTran Holdings, Inc.*                     2,800
     300   Alaska Air Group, Inc.*                    11,625
     700   America West Holdings Corp., Class B*      13,038
     400   ASA Holdings, Inc.                         11,375
     100   Atlas Air, Inc.*                            2,400
     200   Avondale Industries, Inc.*                  5,938
     200   Circle International Group, Inc.            4,588
     200   Coach USA, Inc.*                            6,700
     400   Consolidated Freightways Co.*               5,450
     200   Covenant Transport, Inc., Class A*          3,050
     300   Expeditors International
             of Washington, Inc.                      11,550
     400   Fritz Cos, Inc.*                            5,575
     500   Kirby Corp.*                                9,656
     100   Midwest Express Holdings*                   3,881
     400   Offshore Logistics, Inc.*                   8,550
     800   OMI Corp.*                                  7,350
     300   Overseas Shipholding Group, Inc.            6,544
     300   Pittston Burlington Group                   7,875
     400   RPC, Inc.                                   4,725
     200   Swift Transportation Co., Inc.*             6,475
     800   Trans World Airlines, Inc.*                 8,100
                                                ------------
                                                     185,433
                                                ------------

           Trucking, Shipping - 0.86%
     100   Eagle USA Airfreight, Inc.*                 2,850
     200   AMERCO*                                     5,125
     400   American Freightways Corp.*                 3,950
     200   Arnold Industries, Inc.                     3,450
     300   Heartland Express, Inc.*                    8,063
     500   Hunt (J.B.) Transport Services, Inc.        9,375
     200   Landstar System, Inc.*                      5,275
     500   Newport News Shipbuilding, Inc.            12,719
     300   Roadway Express, Inc.                       6,638
     600   Rollins Truck Leasing Corp.                10,725
     300   USFreightways Corp.                         9,750
     400   Werner Enterprises, Inc.                    8,200
     200   Xtra Corp.                                 11,725
     400   Yellow Corp.*                              10,050
                                                ------------
                                                     107,895
                                                ------------

           Utilities - 4.87%
     500   Atlantic Energy, Inc.                      10,593
     300   Atmos Energy Corp.                          9,074
     100   Bay State Gas Co.                           3,712
     200   Black Hills Corp.                           7,050
     500   CellNet Data Systems, Inc.*                 3,874
     300   Central Hudson Gas & Electric Corp.        13,162
     200   Central Louisiana Electric Co., Inc.        6,475
     500   Central Maine Power Co.                     7,625
     300   CFW Communications Co.                      6,713

                  See Notes to Financial Statements on Page 43

Small Cap Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                       Value
 ------              -----------                       -----

     300   CILCORP, Inc.                        $     14,663
     400   Commonwealth Energy System                 13,300
     700   Delmarva Power & Light Co.                 16,144
     300   Eastern Enterprises                        13,500
     400   Easterns Utilities Associates              10,500
     800   El Paso Electric Co.*                       5,850
     400   Empire District Electric Co.                7,850
     200   Energen Corp.                               7,950
     400   Equitable Resources, Inc.                  14,150
     200   FEI Co.                                     2,488
     500   Hawaiian Electric Industries               20,438
     200   Hugoton Energy Corp.                        1,838
     500   IES Industries, Inc.                       18,406
     400   Indiana Energy, Inc.                       13,175
     400   Laclede Gas Co.                            11,225
     400   Madison Gas & Electric Co.                  9,200
     300   MDU Resources Group, Inc.                   9,488
     500   Minnesota Power & Light Co.                21,781
     800   Nevada Power Co.                           21,250
     400   New Jersey Resources Corp.                 16,025
     100   North Carolina Natural Gas Corp.            3,475
     500   Northwest Natural Gas Co.                  15,500
     400   Northwestern Public Service Co.             9,200
     200   NUI Corp.                                   5,737
     300   ONEOK, Inc.                                12,113
     100   Orange & Rockland Utilities, Inc.           4,655
     100   Petterson Energy, Inc.                      3,869
     300   Philadelphia Suburban Corp.                 8,831
     300   Piedmont Natural Gas Co., Inc.             10,781
     700   Public Service Company of New Mexico       16,581
     100   Public Service Company
             of North Carolina, Inc.                   2,312
     500   Rochester Gas & Electric Corp.             17,000
     300   Sierra Pacific Resources                   11,250
     500   SIGCORP, Inc.                              14,687
     300   Southern California Water Co.               7,538
     500   Southwest Gas Corp.                         9,344
     500   Southwestern Energy Co.                     6,438
     400   Tuscon Electric Power Co.*                  7,250
     500   UGI Corp.                                  14,656
     300   United Illuminating Co.                    13,781
     600   United Water Resources, Inc.               11,738
     600   Washington Gas Light Co.                   18,563
     900   Washington Water Power                     21,881
     400   WICOR, Inc.                                18,575
     500   WPL Holdings, Inc.                         16,563
     200   WPS Resources Corp.                         6,763
     300   Yankee Energy System, Inc.                  8,006
                                                ------------
                                                     614,586
                                                ------------


 Shares              Description                       Value
 ------              -----------                       -----

           WHOLESALE DISTRIBUTOR - 0.29%
     300   Barnett, Inc.*                       $      6,600
     600   Brightpoint, Inc.*                          8,325
     510   JP Foodservice, Inc.*                      18,838
     100   Reliance Steel & Aluminum Co.               2,975
                                                ------------
                                                      36,738
                                                ------------

Total Common Stocks  (Cost $11,679,986)           12,063,871
                                                ------------

           U.S. GOVERNMENT OBLIGATIONS - 4.09%
           U.S. Treasury Bill - 4.09%
  66,000   U.S. Treasury Bill 01/08/98                65,935
  63,000   U.S. Treasury Bill 03/12/98                62,369
 377,000   U.S.Treasury Bill 03/19/98                372,843
  15,000   U.S. Treasury Bill 04/30/98                14,742
                                                ------------

Total U.S. Government Obligations                    515,889
  (Cost $515,889)                               ------------


Total Investments - 99.70%  (Cost $12,195,875)  $ 12,579,760
                                                ------------
Net Other Assets and Liabilities - 0.30%              37,260
                                                ------------
Net Assets - 100.00%                            $ 12,617,020
                                                ------------
                                                ------------

----------
*   Non-income producing security
+   The Fund owns less than one share
ADR American Depositary Receipt


At December 31, 1997, the Fund's open futures contracts were as follows:

   Number of
   Contracts      Contract  Expiration   Opening     Current
Purchased (Sold)    Type      Date       Position   Market Value
----------------  --------  ----------   --------   ------------

       1            S&P      03/20/98    $244,756    $244,775
                    500


                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

           COMMON STOCK - 97.16%
           Australia - 2.43%
   2,200   Amcor Ltd. (Packaging & Container)    $      9,678
   4,200   Boral Ltd. (Buildings Materials)            10,621
     700   Brambles Industries Ltd. (Transportation)   13,892
   5,200   Broken Hill Proprietary Co. Ltd. (Metals)   48,295
   2,400   Coca Cola Amatil Ltd. (Beverages)           17,935
   3,600   Coles Myer Ltd. (Retail)                    17,292
   3,600   CSR Ltd. (Buildings Materials)              12,201
   5,600   Foster's Brewing Group Ltd. (Brewery)       10,657
   1,100   ICI Australia Ltd. (Chemicals)               7,707
     800   Lend Lease Corp. Ltd.
             (Financial Services)                      15,642
   3,600   National Australia Bank
             (Financial Services)                      50,281
   4,900   News Corporation Ltd. (Services)            27,050
   4,100   Pacific Dunlop Ltd. (Holding Companies)      8,685
   1,100   Rio Tinto Ltd. (Metals & Mining)            12,835
  20,400   Telstra Corp. Ltd. (Telecom Services)       43,079
   5,000   Westpac Banking Corp. Ltd. (Banks)          31,987
   3,500   WMC Ltd. (Metals & Mining)                  12,204
                                                 ------------
                                                      350,041
                                                 ------------

           Austria - 0.27%
     260   Bank Austria AG (Banks)                     13,173
     110   OMV AG (Oil/Gas)                            15,240
      70   VA Technologie AG (Oil/Gas)                 10,629
                                                 ------------
                                                       39,042
                                                 ------------

           Belgium - 1.34%
      50   Barco NV (Diversified Operations)            9,176
     150   Electrabel SA (Utilities)                   34,695
     100   Fortis AG (Insurance)                       20,862
      50   Generale De Banque SA (Banks)               21,761
      50   Kredietbank NV (Banks)                      20,985
      50   PetroFina SA (Oil/Gas)                      18,454
      50   Royale Belge (Insurance)                    14,237
     500   Solvay SA (Chemicals)                       31,443
     250   Tractobel (Utilities)                       21,794
                                                 ------------
                                                      193,407
                                                 ------------

           Denmark - 1.02%
     189   Danisco AS (Food Processing)                10,482
     200   Den Danske Bank (Banks)                     26,650
       1   D/S 1912-B (Transportation)                 46,119
     253   Novo-Nordisk AS-B
             (Biopharmaceuticals)                      36,186
     448   Tele Danmark AS-B (Utilities)               27,787
                                                 ------------
                                                      147,224
                                                 ------------

           Finland - 0.70%
   3,400   Merita Ltd.-A (Banks)                       18,594
     600   Nokia AB-A (Telecommunications
             Equipment)                                41,951


 Shares              Description                        Value
 ------              -----------                        -----

     200   Nokia AB-K (Telecommunications
             Equipment)                          $     14,314
     600   Outokumpu Oy-A (Metals & Mining)             7,102
     900   UPM-Kymmene Corp.
             (Forest Products)                         18,168
                                                 ------------
                                                      100,129
                                                 ------------

           France - 7.92%
     100   Accor SA (Hotel/Motel)                      18,588
     200   L' Air Liquide (Industrial Gases)           31,296
     400   Alcatel Alsthom (Telecommunications
             Equipment)                                50,831
     800   AXA-UAP (Insurance)                         61,887
     500   Banque Nationale de Paris (Banks)           26,570
     100   Beghin-SAY (Services)                       15,631
     150   BIC (Office Supplies)                       10,946
     100   Canal Plus (Broadcasting)                   18,588
     100   Carrefour Supermarche SA (Retail)           52,159
     300   Cie Financiale (Financial Services)         26,062
     350   Cin Generale Des Eaux (Manufacturing)       48,837
     100   Compagnie Bancaire SA
             (Financial Services)                      16,196
     200   Compagnie de Saint Gobain
             (Building Materials)                      28,405
     200   Danone (Food Processing)                    35,714
      50   Essilor International (Optical)             14,950
   2,100   France Telecom SA
             (Telecommunications)                      76,151
     200   Havas SA (Advertising)                      14,385
     250   Lafarge SA (Building Materials)             16,400
     100   Legrand SA (Electronics)                    19,917
     250   L'OREAL (Household Products)                97,799
     200   LVMH (Moet-Hennessy Lois Vuiton)
             (Wine and Spirits)                        33,189
     300   Lyonnaise des Eaux SA (Diversified)         33,189
     350   Michelin-B (Tire & Rubber)                  17,616
     150   Peugeot SA (Autos & Truck)                  18,912
      50   Pinault-Printemps-Redoute SA (Retail)       26,669
      50   Promodes (Retail)                           20,739
     800   Rhone-Poulenc-A (Chemicals)                 35,827
     250   Sanofi SA (Pharmaceuticals)                 27,824
     350   Schneider SA (Electronics)                  19,000
     250   Societe Generale (Banks)                    34,053
     900   Societe Nationale Elf Aquitaine
             (Electric & Gas)                         104,651
     600   Total SA-B (Oil/Gas)                        65,282
     600   Usinor Sacilor (Steel)                       8,661
     200   Valeo SA (Auto Related)                     13,561
                                                 ------------
                                                    1,140,485
                                                 ------------

           Germany - 9.31%
     100   Adidas AG (Consumer Goods)                  13,152
     550   Allianz AG (Insurance)                     142,468
   1,500   BASF AG (Chemicals)                         53,155

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

   1,750   Bayer AG (Chemicals)                  $     65,370
     650   Bayerische Hypotheken-und
             Wechsel-Bank A.G. (Banks)                 31,723
     696   Bayerische Vereinsbank AG (Banks)           45,564
   1,250   Daimler-Benz AG (Auto & Trucks)             87,688
     250   Degussa AG (Metals & Mining)                12,507
   1,650   Deutsche Bank AG (Banks)                   116,481
   5,300   Deutsche Telekom
             (Telecommunications)                      99,725
   1,200   Dresdner Bank AG (Banks)                    55,364
      50   Karstadt AG (Retail)                        17,068
      50   Linde AG (Machinery)                        30,517
     950   Lufthansa AG (Airlines)                     18,218
      50   MAN AG (Diversified)                        14,480
     100   Mannesmann AG (Machinery)                   50,528
     400   Merck KGAA (Pharmaceuticals)                13,452
     550   Metro AG (Retail)                           19,719
     200   Muenchener Rueckversicherungs-
             Gesellschaft AG (Insurance)               75,375
      50   Preussag AG (Steel)                         15,258
     800   RWE AG PN (Oil/Gas)                         42,913
     550   RWE AG (Oil/Gas)                            23,235
     150   SAP AG (Software)                           45,567
     150   Schering AG (Pharmaceuticals)               14,466
   1,350   Siemens AG (Electrical Equipment)           79,919
     100   Thyssen AG (Steel)                          21,401
   1,200   VEBA AG (Oil/Gas)                           81,712
      50   Viag AG (Metals & Mining)                   26,932
      50   Volkswagen AG (Consumer Goods)              28,127
                                                 ------------
                                                    1,342,084
                                                 ------------

           Hong Kong - 2.73%
   4,200   Bank of East Asia Ltd. (Banks)               9,837
  12,000   Cathay Pacific Airways
             (Transportation)                           9,756
   6,000   Cheung Kong Holdings Ltd.
             (Real Estate)                             39,295
   7,000   China Light & Power Co. Ltd. (Utilities)    38,844
   5,100   Hang Seng Bank Ltd. (Banks)                 49,197
  30,800   Hong Kong Telecommunications Ltd.
             (Telecommunications)                      63,397
   9,000   Hong Kong and China Gas Co. Ltd.
             (Utilities)                               17,422
  10,000   Hutchinson Whampoa Ltd. (Diversified)       62,718
   6,000   New World Development Co. Ltd.
             (Real Estate)                             20,751
   6,000   Sun Hung Kai Properties Ltd.
             (Real Estate)                             41,812
   4,500   Swire Pacific Ltd.-A (Conglomerate)         24,681
   7,000   Wharf Holdings Ltd. (Diversified)           15,357
                                                 ------------
                                                      393,067
                                                 ------------


 Shares              Description                        Value
 ------              -----------                        -----

           Ireland - 0.32%
   2,365   Allied Irish Banks Plc. (Banks)       $     22,890
   1,183   CRH Plc. (Building Materials)               13,841
   3,447   Jefferson Smurfit Group Plc.
             (Packaging & Container)                    9,714
                                                 ------------
                                                       46,445
                                                 ------------

           Italy - 3.93%
   2,372   Assicurazioni Generali (Insurance)          58,261
   6,273   Banca Commerciale Italiana (Banks)          21,808
   5,994   Banco Ambrosiano Veneto SPA
             (Commercial Banks)                        22,939
   7,471   Credito Italiano SPA (Financial Services)   23,038
   2,603   Edison SPA (Utilities)                      15,745
  20,181   ENI SPA (Oil/Gas)                          114,424
  10,423   Fiat SPA PN (Auto and Trucks)               30,314
   2,656   Instituto Bancario San Paolo di Torino
             (Banks)                                   25,374
   2,003   Instituto Mobiliare Italiano SPA
             (Financial Services)                      23,778
  12,997   Instituto Nazionale delle Assicurazioni
             (Insurance)                               26,339
   3,977   Mediaset SPA (Broadcasting)                 19,537
  20,059   Montedison SPA (Chemicals)                  18,018
   6,909   Parmalat Finanziaria SPA
             (Financial Services)                       9,881
   5,376   Pirelli SPA (Tire & Rubber)                 14,374
  17,532   Telecom Italia Mobile SPA
             (Telecommunications)                      80,921
   9,730   Telecom Italia SPA
             (Telecommunications)                      62,153
                                                 ------------
                                                      566,904
                                                 ------------

           Japan - 25.07%
   1,000   Acom Company Ltd.
             (Financial Services)                      55,151
   2,000   Ajinomoto Co., Inc. (Food Processing)       19,456
   1,000   Alps Electric Co. (Electric)                 9,422
   6,000   Asahi Bank Ltd. (Banks)                     24,358
   1,000   Asahi Breweries Ltd. (Brewery)              14,554
   4,000   Asahi Chemical Industry Co. Ltd.
             (Textiles)                                13,543
   3,000   Asahi Glass Co. Ltd. (Building
             Materials)                                14,247
  12,000   Bank of Tokyo-Mitsubishi Ltd. (Banks)      165,454
   3,000   Bank of Yokohama Ltd. (Banks)                7,905
   2,000   Bridgestone Corp. (Tire & Rubber)           43,355
   2,000   Canon, Inc. (Capital Equipment)             46,572
   2,000   Chiba Bank Ltd. (Banks)                      6,205
     500   Credit Saison Co. Ltd. (Retail)             12,332
   2,000   Dai Nippon Printing Co. Ltd.
             (Publishing/Printing)                     37,534

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

   1,000   Daichi Pharmaceutical
             (Pharmaceuticals)                   $     11,260
   2,000   Daiei, Inc. (Retail)                         8,273
   3,000   Dainippon Ink & Chemicals, Inc.
             (Chemicals)                                7,583
   2,000   Daiwa House Industry Co. Ltd. (Industrial)  10,571
   4,000   Daiwa Securities Co. Ltd.
             (Financial Services)                      13,788
   2,000   Denso Corp. (Electrical Equipment)          36,002
      10   East Japan Railway Co.
             (Transportation)                          45,117
   1,000   Ebara Corp. (Machinery)                     10,571
   1,000   Eisai Co. Ltd. (Pharmaceuticals)            15,243
     600   Fanuc (Electronics)                         22,704
   7,000   Fuji Bank Ltd. (Banks)                      28,311
   1,000   Fuji Photo Film Co. (Chemicals)             38,300
   5,000   Fujitsu Ltd. (Computers)                    53,619
   2,000   Furukawa Electric Co. Ltd.
             (Metals & Mining)                          8,564
   2,000   Gunma Bank (Banks)                          13,022
   3,000   Hankyu Corp. (Railroads)                    14,041
   8,000   Hitachi Ltd. (Capital Equipment)            56,990
   3,000   Hitachi Zosen Corp. (Steel)                  4,803
   3,000   Honda Motor Co. Ltd. (Autos & Trucks)      110,073
   1,000   House Foods Industry (Foods)                13,022
   6,000   Industrial Bank of Japan (Banks)            42,742
   4,000   Itochu Corp. (Distribution/Wholesale)        6,281
   1,000   Ito-Yokado Co. Ltd. (Retail)                50,938
   5,000   Japan Airlines (Transportation)             13,596
   3,000   Joyo Bank (Banks)                           10,571
   1,000   JUSCO Co. (Retail)                          14,094
   3,000   Kajima Corp. (Engineering & Construction)    7,560
   2,500   Kansai Electric Power Co., Inc. (Utilities) 42,321
   2,000   Kao Corp. (Household Products)              28,801
   4,000   Kawasaki Heavy Industries Ltd.
             (Engineering & Construction)               6,189
   9,000   Kawasaki Steel Corp. (Steel)                12,271
   1,000   Kinden Corp. (Engineering &
             Construction)                             10,647
   4,000   Kinki Nippon Railway (Transportation)       21,356
   3,000   Kirin Brewery Co. Ltd. (Brewery)            21,831
   1,000   Kokuyo (Office Equipment &
             Computers)                                17,235
   3,000   Komatsu Ltd. (Machinery)                    15,052
   4,000   Kubota Corp. (Machinery)                    10,540
   1,000   Kurita Water Industries (Capital
             Equipment)                                10,188
   1,000   Kyocera Corp. (Capital Equipment)           45,347
   2,000   Kyowa Hakko Kogyo (Chemicals)                8,656
   1,000   Marui Co. Ltd. (Retail)                     15,550
   5,000   Matsushita Electric Industrial Co. Ltd.
             (Electronics)                             73,152
   1,000   Minabea Co. Ltd. (Electronics)              10,724
   6,000   Mitsubishi Chemical Corp.
             (Chemicals)                                8,594


 Shares              Description                        Value
 ------              -----------                        -----

   4,000   Mitsubishi Corp. (Distribution/
             Wholesale)                          $     31,559
   6,000   Mitsubishi Electric Corp. (Capital
             Equipment)                                15,350
   3,000   Mitsubishi Estate Co. Ltd.
             (Financial Services)                      32,631
   9,000   Mitsubishi Heavy Industries Ltd.
              (Aerospace)                              37,503
   4,000   Mitsubishi Materials Corp.
             (Metals & Mining)                          6,434
   3,000   Mitsubishi Trust & Banking Corp.
             (Banks)                                   30,103
   2,000   Mitsui Fudosan Co. Ltd. (Real Estate)       19,303
   2,000   Mitsui Marine & Fire Insurance Co. Ltd.
             (Insurance)                               10,203
   3,000   Mitsui Trust & Banking Co. Ltd. (Banks)      5,814
   4,000   Mitsui & Co. (Distribution/Wholesale)       23,654
   2,000   Mitsukoshi Ltd. (Retail)                     5,316
   1,000   Murata Manufacturing Co. Ltd.
             (Electrical Equipment)                    25,124
   1,000   Mycal Corp. (Foods)                          8,349
   4,000   NEC Corp. (Electronics)                     42,589
   1,000   Nikon Corp. (Manufacturing)                  9,881
   1,000   Nippon Comsys Corp.
             (Telecommunications)                      12,332
   3,000   Nippon Express Co. Ltd.
             (Trucking & Leasing)                      14,937
   1,000   Nippon Meat Packers, Inc. (Food
             Processing)                               13,635
   4,000   Nippon Oil Co. Ltd. (Oil/Gas)               10,326
   3,000   Nippon Paper Industries Co.
             (Forest Products)                         11,766
  18,000   Nippon Steel Corp. (Steel)                  26,610
      31   Nippon Telegraph & Telephone Corp.
             (Telecommunications)                     265,952
   4,000   Nippon Yusen Kabushiki Kaisha
             (Transportation)                          10,969
   6,000   Nissan Motor Co. Ltd. (Autos & Trucks)      24,818
   1,000   Nissin Food Products Co. Ltd.
             (Food Processing)                         18,154
   1,000   Nitto Denko Corp. (Electrical Equipment)    17,235
  10,000   NKK Corp. (Steel)                            7,966
   5,000   Nomura Securities Co. Ltd.
             (Financial Services)                      66,641
   1,000   NGK Insulators (Construction)                8,885
   2,000   Obayashi Corp. (Capital Equipment)           6,802
   2,000   Odakyu Electric Railway
             (Transportation)                           8,640
   3,000   Oji Paper Co. Ltd. (Forest Products)        11,926
   1,000   Omron Corp. (Electronics)                   15,626
   1,000   Onward Kashiyama Co. Ltd. (Textiles)        11,566
   7,000   Osaka Gas Co. Ltd. (Utilities)              15,979
   1,000   Pioneer Electronic Corp.
             (Telecommunications)                      15,396

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

   9,000   Sakura Bank Ltd. (Banks)              $     25,714
   1,000   Sankyo Co. Ltd. (Pharmaceuticals)           22,597
   5,000   Sanyo Electric Co. Ltd. (Electronics)       12,218
   2,000   Sekisui Chemical Co. Ltd. (Chemicals)       10,157
   2,000   Sekisui House Ltd. (Manufactured
             Housing)                                  12,853
   3,000   Sharp Corp. (Electronics)                   20,636
   1,000   Shimano, Inc. (Bicycles)                    18,384
   2,000   Shimizu Corp. (Engineering &
             Construction)                              4,627
   1,000   Shin-Etsu Chemical Co. Ltd.
             (Chemicals)                               19,073
   1,000   Shiseido Co. Ltd. (Household Products)      13,635
   2,000   Shizuoka Bank (Banks)                       21,448
   1,000   Sony Corp. (Electronics)                    88,855
   8,000   Sumitomo Bank Ltd. (Banks)                  91,306
   5,000   Sumitomo Chemical Co. (Chemicals)           11,490
   3,000   Sumitomo Corp. (Distribution/Wholesale)     16,775
   2,000   Sumitomo Electric Industries
             (Electrical Equipment)                    27,269
   2,000   Sumitomo Marine & Fire Insurance Co.
             (Insurance)                               10,571
   9,000   Sumitomo Metal Industries (Steel)           11,513
   2,000   Sumitomo Metal Mining Co.
             (Metals & Mining)                          6,588
   3,000   Taisei Corp. (Engineering &
             Construction)                              4,918
   1,000   Taisho Pharmaceutical Co.
             (Pharmaceuticals)                         25,507
   1,000   Takashimaya Co. Ltd. (Retail)                6,051
   2,000   Takeda Chemical Industries
             (Pharmaceuticals)                         56,990
   3,000   Teijin Ltd. (Textiles)                       6,273
   3,000   Tobu Railway Co. Ltd. (Transportation)       9,376
     110   Toho Co. (Entertainment)                    11,712
   1,400   Tohoku Electric Power (Utilities)           21,233
   5,000   Tokai Bank (Banks)                          23,286
   4,000   Tokio Marine & Fire Insurance Co.
             (Insurance)                               45,347
   1,000   Tokyo Dome Corp. (Entertainment)             6,649
   3,400   Tokyo Electric Power Co. (Utilities)        61,984
   1,000   Tokyo Electron Ltd. (Electronics)           32,018
   6,000   Tokyo Gas Co. Ltd. (Utilities)              13,604
   3,000   Tokyu Corp. (Transportation)                11,582
   2,000   Toppan Printing Co. Ltd.
             (Publishing/Printing)                     26,044
   4,000   Toray Industries, Inc. (Chemicals)          17,924
   1,000   Tostem Corp. (Building Materials)           10,724
   1,000   Toto Ltd. (Industrial)                       6,388
   1,000   Toyo Seikan Kaisha (Packaging &
             Container)                                14,247
   1,000   Toyoda Automatic Loom Works
             (Machinery)                               18,384
   9,000   Toyota Motor Corp. (Consumer Goods)        257,832
   1,000   Uny Co. Ltd. (Retail)                       13,711


 Shares              Description                        Value
 ------              -----------                        -----

   1,000   Wacoal Corp. (Textiles)               $      9,958
   1,000   Yamaha Corp. (Diversified)                  11,337
   1,000   Yamanouchi Pharmaceutical Co. Ltd.
             (Pharmaceuticals)                         21,448
   1,000   Yamato Transport Co. Ltd.
             (Trucking & Leasing)                      13,405
   1,000   Yamazaki Baking Co. Ltd.
             (Food Processing)                          9,728
   3,000   Yasuda Trust & Banking (Banks)               2,987
                                                 ------------
                                                    3,612,511
                                                 ------------

           Malaysia - 0.96%
   4,200   Malayan Banking BHD (Banks)                 12,202
   8,000   Malaysia International Shipping BHD
             (Transportation)                          11,724
   7,000   Resorts World BHD (Entertainment)           11,788
   8,000   RHB Capital BHD (Banks)                      3,867
   2,000   Rothmans of Pall Mall BHD (Tobacco)         15,555
  10,000   Sime Darby BHD (Holding Companies)           9,616
  11,000   Telekom Malaysia BHD
             (Telecommunications)                      32,523
  11,000   Tenaga Nasional BHD (Utilities)             23,473
   4,000   United Engineers Ltd. (Engineering &
             Construction)                              3,332
  10,500   YTL Corp. BHD (Engineering &
             Construction)                             14,173
                                                 ------------
                                                      138,253
                                                 ------------

           Netherlands - 5.42%
   3,367   ABN Amro Holdings NV (Banks)                65,590
   1,249   Ahold (Food Stores)                         32,585
     185   Akzo Nobel (Chemicals)                      31,896
   1,616   Elsevier NV (Publishing/Printing)           26,140
     122   Heineken NV (Brewery)                       21,239
   2,449   ING Groep NV (Financial Services)          103,144
   1,140   Koninklijke Ahold NV (Retail)               47,563
     856   Philips Electronics NV (Electronics)        51,334
   5,186   Royal Dutch Petroleum Company
             (Oil/Gas)                                284,658
   1,548   Unilever NV-CVA (Food Processing)           95,428
     164   Wolters Kluwer NV-CVA
             (Publishing/Printing)                     21,182
                                                 ------------
                                                      780,759
                                                 ------------

           New Zealand - 0.31%
  12,304   Brierley Investments Ltd.
             (Investment Companies)                     8,788
   6,498   Carter Holt Harvey Ltd.
             (Forest Products)                         10,036
   5,427   Telecom Corp. of New Zealand Ltd.
             (Telecommunications)                      26,312
                                                 ------------
                                                       45,136
                                                 ------------

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

           Norway - 0.31%
     650   Norsk Hydro ASA (Paper)               $     31,729
     150   Orkla ASA-A (Manufacturing)                 12,956
                                                 ------------
                                                       44,685
                                                 ------------

           Portugal - 0.56%
     500   Banco Espirito Santo e Comercial
             de Lisboa SA (Banks)                      14,879
     500   Cimpor-Cimentos de Portugal SA
             (Building Products)                       13,105
   1,300   Electricidade de Portugal SA (Electric)     24,616
     600   Portugal Telecom SPA
             (Telecommunications)                      27,840
                                                 ------------
                                                       80,440
                                                 ------------

           Singapore - 0.87%
   3,000   City Developments Ltd. (Real Estate)        13,883
   5,000   DBS Land Ltd. (Real Estate)                  7,654
   2,000   Development Bank of Singapore Ltd.
             (Banks)                                   17,087
   3,000   Oversea-Chinese Banking Corp. Ltd.
             (Banks)                                   17,443
   3,000   Singapore Airlines Ltd. (Transportation)    19,579
   1,000   Singapore Press Holdings Ltd.
             (Publishing/Printing)                     12,519
  20,000   Singapore Telecommunications Ltd.
             (Utilities)                               37,259
                                                 ------------
                                                      125,424
                                                 ------------

           Spain - 2.41%
     364   Argentaria CMN (Banks)                      22,148
     879   Autopistas Concesionana Espanola
             SA (Engineering & Construction)           11,799
   1,743   Banco Bilbao Vizcaya SA (Banks)             56,403
     792   Banco Central Hispanoamericano
             (Banks)                                   19,287
   1,039   Banco Santander SA (Banks)                  34,713
   2,680   Empresa Nacional de Electridad SA
             (Utilities)                               47,584
     361   Gas Natural SDG SA (Utilities)              18,719
   2,480   Iberdrola SA (Utilities)                    32,639
     812   Repsol SA (Oil/Gas)                         34,644
   2,403   Telefonica de Espana
             (Telecommunications)                      68,612
                                                 ------------
                                                      346,548
                                                 ------------

           Sweden - 2.36%
   1,900   ABB AB-A (Machinery)                        22,494
   3,500   Astra AB-A (Pharmaceuticals)                60,612
     200   Electrolux AB-Ser. B (Furniture)            13,879
   2,400   Ericsson Telecommunications-B
             (Telecommunications)                      90,228
     600   Hennes & Mauritz AB-B (Retail)              26,449
     400   Skandia Forsakrings AB (Insurance)          18,867


 Shares              Description                        Value
 ------              -----------                        -----

   1,700   Skandinaviska Enskilda Banken-A
             (Banks)                             $     21,518
     400   Skanska AB-B (Engineering)                  16,398
     900   Stora Kopparberg-Bergslags-
             Aktiebolag-A (Forest Products)            11,335
     600   Svenska Cellulosa AB-B (Forest
             Products)                                 13,489
     600   Svenska Handelsbanken-A (Banks)             20,743
     900   Volvo AB-B (Autos & Trucks)                 24,144
                                                 ------------
                                                      340,156
                                                 ------------

           Switzerland - 7.72%
      20   ABB AG-Bearer (Machinery)                   25,109
      50   Adecco SA (Commercial Services)             14,487
     700   Credit Suisse Group (Banks)                108,234
     100   Nestle SA (Foods)                          149,762
     150   Novartis AG (Medical)                      243,218
      15   Novartis AG-Bearer (Medical)                24,373
       4   Roche Holdings AG-Bearer
             (Pharmaceuticals)                         61,574
      17   Roche Holdings AG-Genuscheine
             (Pharmaceuticals)                        168,703
      10   Sairgroup * (Airlines)                      13,683
      35   Schweizerische Ruckversicherungs-
             Gesellschaft (Insurance)                  65,419
     200   Schweizercher Bankverein (Banks)            62,122
      70   Schweizerische Bankgeselschaft *
             (Banks)                                  101,146
      50   UBS (Banks)                                 14,402
     125   Zurich Versicherungsgesellschaft
             (Insurance)                               59,521
                                                 ------------
                                                    1,111,753
                                                 ------------

           United Kingdom - 21.20%
   3,842   Abbey National Plc. (Banks)                 68,841
   2,899   Associated British Foods Plc.
             (Food Processing)                         25,234
   3,940   Barclays Plc. (Banks)                      104,698
   2,574   Bass Plc. (Brewery)                         39,569
  10,643   BG Plc. (Oil/Gas)                           47,894
  12,062   BG Plc.-B (Oil/Gas)                          6,042
   2,651   Blue Circle Industries Plc.(Building
             Materials)                                14,868
   1,378   BOC Group Plc. (Chemicals)                  22,654
   2,647   Boots Co. Plc. (Retail)                     38,104
   1,294   British Aerospace Plc. (Aerospace)          36,872
   2,849   British Airways Plc. (Transportation)       26,203
   1,767   British Land Co. Plc. (Real Estate)         19,763
  14,145   British Petroleum Co. Plc. (Oil/Gas)       185,848
   4,987   British Sky Broadcasting Group Plc.
             (Broadcasting)                            37,348
   6,485   British Steel Plc. (Steel)                  13,899
  16,317   British Telecommunications Plc.
             (Telecommunications)                     128,229
  11,547   BTR Plc. (Holding Companies)                34,894

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997


 Shares              Description                        Value
 ------              -----------                        -----

     847   Burmah Castrol Plc. (Oil/Gas)         $     14,704
   8,216   B.A.T. Industries Plc. (Tobacco)            74,754
   5,582   Cable & Wireless Plc.
             (Telecommunications)                      49,047
   2,268   Cadbury Schweppes Plc. (Beverages)          22,852
   2,125   Carlton Communications Plc.
             (Holding Companies)                       16,403
  14,759   Centrica Plc. * (Oil/Gas)                   21,694
   1,776   Commercial Union Plc. (Insurance)           24,764
  11,016   Diageo Plc. (Food and Kindred
             Products)                                101,225
   1,392   EMI Group Plc. (Entertainment)              11,614
   7,639   General Electric Co. Plc. (Electronics)     49,494
   1,159   GKN Plc. (Auto Related)                     23,736
   8,865   Glaxo Wellcome Plc. (Pharmaceuticals)      209,656
   2,511   Granada Group Plc. (Leisure Time)           38,353
   3,004   Great Universal Stores Plc. (Retail)        37,841
   2,797   Hanson Plc. (Holding Companies)             12,518
   2,289   HSBC Holdings Plc. (75P) (Banks)            58,646
   4,503   HSBC Holdings Plc. (Banks)                 111,376
   2,105   Imperial Chemical Industries Plc.
             (Chemicals)                               32,877
     890   Kingfisher Plc. (Retail)                    12,395
   4,290   Ladbroke Group Plc. (Leisure Time)          18,601
   1,646   Land Securities Plc. (Real Estate)          26,222
   3,836   Legal & General Group Plc.
             (Insurance)                               33,516
  13,432   Lloyds TSB Group Plc. (Banks)              173,612
   5,270   LucasVarity Plc. (Auto Related)             18,609
   7,475   Marks & Spencer Plc. (Retail)               73,537
     708   Mercury Asset Management Group Plc.
             (Financial Services)                      19,744
   5,503   National Grid Group Plc. (Utilities)        26,119
   3,609   National Power Plc. (Utilities)             35,563
   1,044   Peninsular and Orient Steam
             Navigation Co. (Transportation)           11,874
   5,262   Prudential Corp. Plc. (Insurance)           63,433
   1,677   Railtrack Group Plc. (Transportation)       26,633
   3,400   Reed International Plc.
             (Publishing/Printing)                     34,062
   4,649   Reuters Holdings Plc.
             (Publishing/Printing)                     50,775
   2,863   Rio Tinto Plc. (Metals & Mining)            35,218
     969   RMC Group Plc. (Building Materials)         13,527
   3,910   Rolls-Royce Plc. (Aerospace)                15,091
   4,414   Royal & Sun Alliance Insurance
             Group Plc. (Insurance)                    44,438
   3,582   Safeway Plc. (Retail)                       20,178


 Shares              Description                        Value
 ------              -----------                        -----

   5,278   Sainsbury (J.) Plc. (Retail)          $     44,122
   1,000   Schroders Plc. (Banks)                      30,794
   1,273   Scottish & Newcastle Plc. (Brewery)         15,586
  13,462   SmithKline Beachman Plc.
             (Pharmaceuticals)                        137,741
   6,142   Tesco Plc. (Retail)                         49,932
   1,360   Thames Water Plc. (Utilities)               20,248
   8,672   Unilever Plc. (Foods)                       74,203
   1,795   United Utilities Plc. (Utilities)           22,995
   6,828   Vodafone Group Plc.
             (Telecommunications)                      49,734
   2,166   Wolseley Plc. (Building Materials)          17,182
   2,196   Zeneca Group Plc. (Pharmaceuticals)         77,073
                                                 ------------
                                                    3,055,271
                                                 ------------

Total Common Stocks (Cost $15,019,567)             13,999,764
                                                 ------------


           PREFERRED STOCK - 0.54%
           AUSTRALIA- 0.16%
   4,800   The News Corp. Ltd. Voting
             Preferred Shares (Services)               23,757
                                                 ------------
           Germany- 0.38%
     100   SAP AG-Vorzug Non Voting Preferred
             (Software)                                32,713
      50   Volkswagen AG Non Voting Preferred
             (Auto & Trucks)                           21,456
                                                 ------------
                                                       54,169
                                                 ------------


Total Preferred Stocks (Cost $68,426)                  77,926
                                                 ------------

           U.S. GOVERNMENT OBLIGATIONS - 1.81%
 325,000   U.S. Treasury Bill 04/30/98                260,473
                                                 ------------

Total U.S. Government Obligations (Cost $260,473)     260,473
                                                 ------------
                                                 ------------


Total Investments - 99.51% (Cost $15,348,466)      14,338,163
                                                 ------------

Net Other Assets and Liabilities - 0.49%               70,898
                                                 ------------

Net Assets - 100.00%                              $14,409,061
                                                 ------------
                                                 ------------


*    Non-income producing security
ADR  American Depositary Receipt

                  See Notes to Financial Statements on Page 43

EAFE Equity Index Fund

Schedule of Portfolio Investments December 31, 1997

Industry Concentration of Common and Preferred Stocks as Percentage of Net
Assets:

Banks                                  15.50%     $2,233,927
Telecommunications                      9.01       1,298,727
Oil/Gas                                 6.89         992,649
Pharmaceuticals                         6.66         960,332
Industrial                              5.50         792,467
Food                                    4.44         640,166
Retail                                  4.37         630,032
Utilities                               4.00         576,007
Electronics                             3.18         458,267
Financial Services                      3.16         455,977
Chemicals                               2.92         420,724
Auto Related                            2.59         373,311
Consumer Goods                          2.08         299,111
Transportation                          1.99         286,416
Medical                                 1.86         267,591
Publishing/Printing                     1.45         208,256
Real Estate                             1.31         188,683
Electrical Equipment                    1.29         185,549
Machinery                               1.27         183,195
Capital Equipment                       1.26         181,249
Metals and Mining                       1.23         176,679
Electric and Gas                        1.18         169,985
Building Materials                      1.15         165,121
Diversified                             1.02         146,257
Household Products                      0.97         140,235
Brewery                                 0.86         123,436
Steel                                   0.85         122,382
Tobacco                                 0.63          90,309
Aerospace                               0.62          89,466
Engineering and Construction            0.61          88,528
Manufacturing                           0.59          84,527
Holding Companies                       0.57          82,116
Services                                0.56          80,925

Software                                0.54%      $  78,280
Distribution/Wholesale                  0.54          78,269
Forest Products                         0.53          76,720
Broadcasting                            0.52          75,473
Tire and Rubber                         0.52          75,345
Leisure Time                            0.40          56,954
Computers                               0.37          53,619
Entertainment                           0.29          41,763
Textiles                                0.29          41,340
Beverages                               0.28          40,787
Packaging and Container                 0.23          33,639
Airlines                                0.22          31,901
Paper                                   0.22          31,729
Trucking and Leasing                    0.20          28,342
Office Equipment and Supplies           0.20          28,181
Conglomerate                            0.17          24,681
Hotel/Motel                             0.13          18,588
Bicycles                                0.13          18,384
Advertising                             0.10          14,385
Railroads                               0.10          14,041
Furniture                               0.10          13,879
Investment Companies                    0.06           8,788
                                       -----     -----------
Total                                  97.70%    $14,077,690
                                       -----     -----------
                                       -----     -----------

At December 31, 1997, the Fund's open futures contracts were as follows:

Number of
Contracts    Contract   Expiration    Opening      Current
Purchased      Type        Date      Position    Market Value
---------    --------   ----------   --------    ------------
     1     Australian    03/31/98    $ 41,973      $42,950

     1       EuroTop     03/24/98     228,933      232,850
               100

     5       Nikkei      03/18/98      93,849       90,885
               300                   ---------------------
                                     $364,755     $366,685
                                     =====================

Forward Foreign Currency Contracts Sold:

                                                                                             Unrealized
 Currency            Contracts to            Settlement    Contracts At     In Exchange     Appreciation
   Value                Deliver                 Dates          Value        For U.S. $     (Depreciation)
----------           ------------            ----------    ------------     -----------    --------------
   19,000            British Pound            01/16/98       $ 31,213         $ 31,309           ($96)
  113,000       European Currency Unit        01/16/98        124,084          126,159        ($2,075)
8,157,000            Japanese Yen             01/16/98         62,629           62,836          ($207)
                                                             --------         --------        -------
                                                             $217,926         $220,304        ($2,378)
                                                             --------         --------        -------
                                                             --------         --------        -------

                  See Notes to Financial Statements on Page 43

BT Insurance Funds Trust

Statements of Assets and Liabilities December 31, 1997

                                                            Equity 500            Small Cap         EAFE Equity
                                                              Index                 Index               Index
                                                           ------------         ------------        ------------
Assets:
Investments (Note D):
   Investments at cost                                     $12,051,366           $12,195,875         $15,348,466
   Net unrealized appreciation (depreciation)                  202,483               383,885          (1,010,303)
                                                           -----------           -----------         -----------
     Total investments at value                             12,253,849            12,579,760          14,338,163

Cash  at value (Cost $45,417, $337,644 and $18,429,
   respectively) (Note A-4)                                     45,417               337,644              18,369
Receivables:
   Investment securities sold                                    3,097                58,696                  --
   Shares sold                                                  25,537                 9,998                  --
   Interest and dividends                                       15,570                12,114              47,349
   Dividend withholding tax                                         31                    --               3,068
   Investment Advisor                                           60,477                96,373              84,793
Deferred organizational costs                                   15,437                15,099              15,090
Variation margin on futures contracts                               --                    19                  --
                                                           ------------          -----------         -----------
     Total Assets                                           12,419,415            13,109,703          14,506,832
                                                           ------------          -----------         -----------
Liabilities:
Payables:
   Investment securities purchased                             593,972               399,107                  --
   Shares repurchased                                               29                    15                 224
Variation margin on futures contracts                               --                    --                 623
Net unrealized depreciation on forward foreign
   currency contracts (Note A-3)                                    --                    --               2,377
Accrued expenses and other payables                             65,291                93,561              94,547
                                                           -----------           -----------         -----------
     Total Liabilities                                         659,292               492,683              97,771
                                                           -----------           -----------         -----------
-----------
Net Assets                                                 $11,760,123           $12,617,020         $14,409,061
                                                           ===========           ===========         ===========
Composition of Net Assets:

   Shares at par value                                         $ 1,154               $ 1,200             $ 1,541
   Paid-in-capital in excess of par value                   11,506,432            12,101,620          15,390,273
   Undistributed net investment income                          39,940                41,878              55,357
   Accumulated net realized gain (loss) on
     investments sold, foreign currency

     transactions and futures contracts                         10,114                88,417             (19,600)
   Net unrealized appreciation (depreciation)
     of investments, assets and liabilities in foreign
     currency and futures contracts                            202,483               383,905          (1,018,510)
                                                           -----------           -----------         -----------
Total Net Assets                                           $11,760,123           $12,617,020         $14,409,061
                                                           ===========           ===========         ===========

Shares of beneficial interest outstanding                    1,154,183             1,200,199           1,541,913

Net Asset Value                                            $     10.19           $     10.51         $      9.34
                                                           ============          ===========         ===========

                  See Notes to Financial Statements on Page 43

BT Insurance Funds Trust

Statements of Operations For the period ended December 31, 1997

<CAPTIONS>
                                                            Equity 500              Small Cap         EAFE Equity
                                                             Index (a)              Index (a)          Index (a)
                                                            ----------              ---------         -----------
Investment Income:

Interest                                                       $ 6,064               $ 4,049           $  17,832
Dividends                                                       41,799                52,275              60,466
   Less foreign taxes withheld                                      (2)                   --              (8,331)
Miscellaneous                                                       --                 3,039                  --
                                                               -------             ---------           ---------
   Total Investment Income                                      47,861                59,363              69,967
                                                               -------             ---------           ---------
Expenses:
Investment advisory fee (Note E)                                 5,294                13,629              23,060
Administration fee (Note E)                                     17,758                25,263              25,701
Fund accounting fees                                             2,568                13,037              10,787
Custodian fees                                                  10,881                28,129              26,959
Audit fees                                                      22,000                25,000              27,000
Trustees fees                                                    4,597                 9,457              12,757
Amortization of organizational costs                               800                 1,138               1,147
Transfer agent fees                                              2,008                 2,869               2,891
Legal fees                                                         883                 1,756               2,361
Printing fees                                                    6,779                 7,033               8,326
Miscellaneous                                                      124                   176                 176
                                                              --------             ---------           ---------
   Total expenses before reimbursement                          73,692               127,487             141,165
   Less reimbursement by Advisor                               (65,771)             (110,002)           (107,853)
                                                              --------             ---------           ---------
   Total expenses net of reimbursement                           7,921                17,485              33,312
                                                              --------             ---------           ---------
Net Investment Income                                           39,940                41,878              36,655
                                                              --------             ---------           ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments sold                    (7,239)               81,129               4,840
Net realized gain (loss) on futures contracts                   17,353                 7,288             (24,440)
Net realized gain on foreign currency transactions                  --                    --              18,702
Net change in unrealized appreciation
   (depreciation) on investments and other assets              202,483               383,885          (1,012,021)
Net change in unrealized appreciation
   (depreciation) on futures contracts                              --                    20              (4,053)
Net change in unrealized appreciation
   (depreciation) on foreign currency transactions                  --                    --              (2,436)
                                                              --------             ---------           ---------
Net Realized and Unrealized Gain (Loss)
   on Investments                                              212,597               472,322          (1,019,408)
                                                              --------             ---------           ---------
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                            $252,537             $ 514,200         $  (982,753)
                                                              ========             =========         ===========

____________
(a) Equity 500 Index, Small Cap Index and EAFE Equity Index commenced operations on 10/1/97, 8/25/97 and 8/22/97, respectively.

                  See Notes to Financial Statements on Page 43

BT Insurance Funds Trust

Statements of Changes in Net Assets
For the period ended December 31, 1997

<CAPTIONS>
                                                           Equity 500             Small Cap          EAFE Equity
                                                            Index (a)             Index (a)           Index (a)
                                                           ----------            ----------          -----------
Increase (Decrease) in Net Assets
Resulting from Operations:
   Net investment income                                   $    39,940           $    41,878         $    36,655
   Net realized gain (loss) on investments sold, futures
     contracts and foreign currency transactions                10,114                88,417                (898)
   Net change in unrealized appreciation (depreciation)
     of investments, assets and liabilities
     in foreign currency and futures contracts                 202,483               383,905          (1,018,510)
                                                           -----------           -----------         -----------
     Net increase (decrease) in net assets resulting
       from operations                                         252,537               514,200            (982,753)
                                                           -----------           ------------        ------------
Share transactions:
   Net proceeds from sale of shares                         13,196,045            12,189,027          15,424,726
   Costs of shares repurchased                              (1,688,459)              (86,207)            (32,912)
                                                           -----------           -----------         -----------
     Net increase in net assets from share
       transactions                                         11,507,586            12,102,820          15,391,814
                                                           -----------           -----------         -----------
   Net increase in net assets                               11,760,123            12,617,020          14,409,061
                                                           -----------           -----------         -----------
NET ASSETS at beginning of period                          $         0           $         0                 $ 0

NET ASSETS at end of period                                $11,760,123           $12,617,020         $14,409,061
                                                           ===========           ===========         ===========

Undistributed net investment income                        $    39,940           $    41,878         $    55,357
                                                           ===========           ===========         ===========
OTHER INFORMATION:
Share transactions:
   Sold                                                      1,320,455             1,208,494           1,545,473
   Repurchased                                                (166,272)               (8,295)             (3,560)
                                                           ===========           ===========          ==========
     Net increase in shares outstanding                      1,154,183             1,200,199           1,541,913
                                                           ===========           ===========          ==========

____________
(a) Equity 500 Index, Small Cap Index and EAFE Equity Index commenced operations on 10/1/97, 8/25/97 and 8/22/97, respectively.

                  See Notes to Financial Statements on Page 43

BT Insurance Funds Trust

Financial Highlights For the period ended December 31, 1997
For a Share Outstanding throughout the period

<CAPTIONS>

                                                             Equity 500             Small Cap          EAFE Equity
                                                               Index                  Index                Index
                                                              Fund (a)               Fund (a)             Fund (a)
                                                             ----------             ---------          -----------
Net asset value, beginning of period                         $ 10.00                 $ 10.00             $ 10.00

Income from Investment Operations:
   Net investment income (b)                                    0.03                    0.03                0.02
   Net Realized And Unrealized Gain (Loss)
    on investments and futures contracts                        0.16                    0.48               (0.68)
                                                             -------                 -------             -------
   Net increase (decrease) in net asset value
      from operations                                           0.19                    0.51               (0.66)

                                                             -------                 -------             -------
Net asset value, end of period                               $ 10.19                 $ 10.51             $  9.34
                                                             =======                 =======             =======
Total Return (c)                                                1.90%                   5.10%              (6.60%)

Ratios / Supplemental Data
Net assets, end of period (in 000s)                          $11,760                 $12,617             $14,409
Ratios to average net assets:
   Net investment income including reimbursement (d)            1.51%                   1.08%               0.72%
   Operating expenses including reimbursement (d)               0.30%                   0.45%               0.65%
   Operating expenses excluding reimbursement (d)               2.78%                   3.27%               2.75%
Portfolio turnover rate                                            7%                      8%                  0% (e)
Average commission rate paid                                 $0.0203                 $0.0208             $0.0196


____________
(a) Equity 500 Index, Small Cap Index and EAFE Equity Index commenced operations on 10/1/97, 8/25/97 and 8/22/97, respectively.
(b) Based on average shares outstanding
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d) Annualized
(e) Less than 1%

                  See Notes to Financial Statements on Page 43

BT Insurance Funds Trust

Notes to Financial Statements December 31, 1997

Note (A) Significant Accounting Policies

The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund, (each, a "Fund", collectively, the "Funds"). The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.

The accompanying financial statements and financial highlights are those of the Equity 500 Index Fund, the Small Cap Index Fund and the EAFE Equity Index Fund which commenced operations on October 1, 1997, August 25, 1997 and August 22, 1997, respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

1. Portfolio Valuation: Investments in securities which are traded on a recognized stock exchange or for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service which has been approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value. All other securities are appraised at their fair value as determined in good faith by and under the general supervision of the Board of Trustees.

2. Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

3. Forward Foreign Currency Exchange Contracts: The EAFE Equity Index Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a specified price at a future date. These contracts are used in an attempt to protect against fluctuations in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Forward foreign currency exchange contracts are valued at the daily forward exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.

4. Foreign Currency Translation: Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net foreign exchange gains of $18,702 on the EAFE Equity Index Fund represent foreign exchange gains and losses from sales and maturities of securities, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency and futures contracts.

5. Federal Income Taxes: The Funds intend to elect to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1997, the capital loss carryforward amounted to $19,581 for the EAFE Equity Index Fund and will expire December 31, 2005.

6. Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.

7. Organization Costs: The Funds will reimburse Bankers Trust (the "Advisor") for certain costs incurred in connection with the Funds' organization. The costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: With respect to the Equity 500 Index, Small Cap Index and EAFE Equity Index Funds, dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareowners annually.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax

BT Insurance Funds Trust
basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences on the EAFE Equity Index Fund, primarily due to currency transactions, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain (loss) on investments sold, foreign currency transactions and futures contracts. This reclassification had no effect on net assets.

Distributions from net realized gains for book purposes may involve short-term capital gains, which are included as ordinary income for tax purposes.

Note (C) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended December 31, 1997 were:

                             AGGREGATE    PROCEEDS FROM
                             Purchases        Sales
                            ------------     -------
Equity 500 Index Fund       $11,865,694     $519,716
Small Cap Index Fund         12,336,440      737,931
EAFE Equity Index Fund       15,103,673       55,967

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost of securities as computed on a federal income tax basis, at December 31, 1997 for each Fund is as follows:

                          Appreciation   (Depreciation)     Net         Cost
                          ------------   --------------  ----------  -----------
Equity 500 Index Fund      $  652,227     $ (468,395)    $  183,832  $12,070,017
Small Cap Index Fund        1,199,477       (816,745)       382,732   12,197,028
EAFE Equity Index Fund        876,825     (1,937,578)    (1,060,753)  15,398,916

Note (E) Advisory, Administration and Distribution Services Agreements: Under the Advisory Agreement with the Advisor, the Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:
0.20% for the Equity 500 Index Fund, 0.35% for the Small Cap Index Fund, and 0.45% for the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive the fees and to reimburse the Funds for certain expenses so that the Equity 500 Index Fund, Small Cap Index Fund and EAFE Equity Index Fund total operating expenses will not exceed 0.30%, 0.45% and 0.65%, respectively. Such expense reimbursements may be terminated at the discretion of the Advisor. For the year ended December 31, 1997, the Advisor waived and/or reimbursed expenses of $65,771 for the Equity 500 Index Fund, $110,002 for the Small Cap Index Fund and $107,853 for the EAFE Equity Index Fund.

First Data Investor Services Group, Inc. ("Investor Services Group") serves as administrator of the Funds. For services provided as the Funds' Administrator, Investor Services Group receives the following fees, accrued daily and paid monthly.

                Administration Fees
  -----------------------------------------------------
    Fee (% of each
   Funds' aggregate
   daily net assets)      Average Daily Net Assets
   -----------------      ------------------------
        0.02%               less than $2 billion
        0.01%        $2 billion but less than $5 billion
        0.0075%                over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Fund, paid monthly.

The Funds do not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.

BT Insurance Funds Trust

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees
BT Insurance Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the BT Insurance Funds Trust (comprising, respectively, the Equity 500 Index, Small Cap Index, and EAFE Equity Index Funds) as of December 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BT Insurance Funds Trust at December 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

New York, New York
January 30, 1998

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BT INSURANCE FUNDS TRUST
EQUITY 500 INDEX FUND
SMALL CAP INDEX FUND
EAFE EQUITY INDEX FUND



Investment Advisor
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Administrator and Transfer Agent
First Data Investor Services Group, Inc.
1 Exchange Place
53 State Street
Boston, MA 02109

Distributor, Inc.
First Data Distributor, Inc.
4400 Computer Dr.
Westborough, MA 01581

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Auditors
Ernst & Young LLP
787 7th Ave.
New York, NY 10019

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                               ____________________

              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                               ___________________



                                          Equity 500 Index Fund Cusip #05576E607
                                           Small Cap Index Fund Cusip #05576E409
                                         EAFE Equity Index Fund Cusip #00576E508
                                                                   INS200 (2/98)